UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/21

Item 1. Reports to Stockholders.
a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

ANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Value
Investors Trust
October 31, 2021
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Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report

Shareholder Letter
Dear Franklin Fund Shareholder:
After a difficult period of lockdowns, the end of 2020 brought much needed optimism during the 12-month period ended
October 31, 2021. In November 2020, scientists announced
several viable vaccine candidates. By the end of December
2020, authorities in the U.S. and Europe had approved the
first vaccines for emergency use. The U.S. also passed an
additional stimulus package, delivering financial assistance to many people in need. Ten-year U.S. Treasury yields
rose as investors began to anticipate a possible economic
recovery. This economic optimism sparked a rotation out
of growth stocks and into value stocks over the first half of
2021.
The rotation into many “reopening” positions meant that
companies which had benefited from consumer behavior
shifts during the lockdown, such as online payment
processors, online retailers, and remote worker infrastructure providers, fell out of favor. Instead, companies that stood to benefit from economic reopening, such as hotels, casinos,
restaurants, and other leisure companies, got a boost.
Smaller capitalization companies, which tend to be more
sensitive to the economic cycle, outperformed their larger-
capitalization counterparts the first half of the period. The new Biden administration, and its focus on overhauling
America’s infrastructure, also supported a rally in building products companies and other potential beneficiaries of
greater stimulus spending. The U.S. government proposed
another stimulus bill in March 2021.
By the late spring of 2021, massive amounts of fiscal and
monetary stimulus, combined with increased consumer
spending and supply chain difficulties, led to building
inflationary pressure and rising interest rates. While this
propelled some areas of global markets upward, such as
the financials and energy sectors, growing investor concern
stoked pockets of volatility. Furthermore, differences
in regional vaccination rates constrained a widespread
economic reopening as the highly contagious COVID-19
Delta variant forced some countries to reinstate business
and travel restrictions. The reopening trade stalled, and
growth stocks generally outperformed value stocks during
the second half of the review period. Volatility increased in
September 2021 and markets fell over the final weeks of
the calendar quarter, as continued supply chain disruptions, inflationary pressures and hawkish central bank commentary
stoked investor anxiety. Markets rebounded in October 2021,
however, with some indices reaching new records.
Not all progress is evidenced by a steady march forward.
Strong consumer demand, combined with increasingly
tight supplies of components and logistical difficulties,
could push up prices over the coming months. Global
vaccine distribution and ongoing uncertainties surrounding
COVID-19 continue to affect financial markets. As these
elements influence investor behavior, pockets of volatility
may continue to crop up. However, market volatility can
often present opportunities. As an organization, we remain
dedicated to using fundamental research, coupled with a
long-term approach, to identify attractively valued companies that can offer both meaningful upside potential and a
degree of downside protection in periods of financial market turbulence.
On the following pages, the portfolio management team of
each Fund reviews investment decisions made during this
period. Please remember all securities markets fluctuate, as do mutual fund share prices. We thank you for investing with
Franklin Templeton, welcome your questions and comments,
and look forward to continuing to serve your investment
needs in the years ahead.
Sincerely,
Christian Correa, CFA
President and Chief Investment Officer
Franklin Value Investors Trust
This letter reflects our analysis and opinions as of October
31, 2021, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.

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Annual Report

Contents
Annual Report
Economic and Market Overview 3
Franklin MicroCap Value Fund 4
Franklin Mutual U.S. Value Fund 11
Franklin Small Cap Value Fund 17
Financial Highlights and Statements of Investments 24
Financial Statements 48
Notes to Financial Statements 53
Report of Independent Registered
Public Accounting Firm 68
Tax Information 69
Board Members and Officers 70
Shareholder Information 75
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Economic and Market Overview
U.S. equities, as measured by the Standard & Poor’s
®
500 Index (S&P 500
®
), posted a +42.91% total return for
the 12 months ended October 31, 2021.
1
Stocks benefited
from the continued economic recovery, monetary and
fiscal stimulus measures, development of highly effective
COVID-19 vaccines, implementation of vaccination programs
and easing pandemic restrictions. As many businesses
reopened, stimulus payments and generally high household
savings contributed to increased consumer spending.
A rebound in corporate earnings and the U.S. Senate’s
passage of a bipartisan infrastructure bill further bolstered investor sentiment, helping equities to reach new all-time
price highs late in the 12-month period.
Gross domestic product growth was robust during most
of the period, as the lifting of many COVID-19 restrictions
and strong consumer spending continued to support the
economy. Both exports and imports increased significantly in an environment of high business confidence and recovering
industrial production. The continued growth of the economy
led the U.S. to surpass its pre-pandemic output in 2021’s
second quarter.
The inflation rate was elevated during the 12-month period
amid increased demand, supply-chain bottlenecks and
wage growth. U.S. consumer spending on goods remained
strong, adding to pressure on the prices of many products.
Consequently, the personal consumption expenditures index,
a measure of inflation, rose dramatically during the period, representing the highest 12-month increase in decades. The
unemployment rate declined from 6.9% in October 2020
to 4.6% in October 2021 as job openings increased, but a
relative lack of available workers fueled wage growth, adding to some investors’ inflation concerns.
In an effort to support the economy, the U.S. Federal
Reserve (Fed) kept the federal funds target rate at a
record-low range of 0.00%–0.25%. The Fed also maintained
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended U.S. Treasury, mortgage bond and corporate bond
purchasing. In its September 2021 meeting statement, the
Fed indicated that it soon plans to reduce its purchases of
U.S. Treasury and mortgage-backed securities. The Fed also
noted that it views inflation as partially transitory, and that further employment progress was needed before the Fed
would consider raising the range for the federal funds target rate.
The foregoing information reflects our analysis and opinions as of October 31, 2021. The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information

franklintempleton.com
Annual Report
Franklin MicroCap Value Fund
This annual report for Franklin MicroCap Value Fund covers
the fiscal year ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. Under normal
market conditions, the Fund invests at least 80% of its net
assets in securities of microcap companies with market
capitalizations of $1 billion or less, or a total market
capitalization within the bottom 40% of the Russell 2000
Value Index, whichever is higher at the time of purchase,
that we believe are undervalued in the marketplace and
have the potential for capital appreciation.
1
The Fund invests
predominantly in common stocks. The Fund may invest up to
25% of its total assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a +57.97% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Value Index, which measures the
performance of those Russell 2000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted
growth rates, posted a +64.30% cumulative total return
for the same period.
2
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 7 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to buy shares of companies that we believe
are undervalued at the time of purchase and have the
potential for capital appreciation. This includes, among other things, those that may be considered out of favor due to
actual or perceived cyclical or secular challenges, or are
experiencing temporary setbacks, diminished expectations,
mismanagement or undermanagement, or are financially
stressed. This strategy is not aimed at short-term trading
gains, nor do we consider the composition of any index.
Rather, we try to identify individual companies that meet our investment criteria and we assume at purchase that we will
hold the positions for several years.
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the 12-month period, the consumer discretionary,
utilities and financials sectors were the largest contributors to relative performance. Within consumer discretionary,
stock selection and a relative overweighting to the sector
bolstered returns. Within utilities, an underweighting to the sector provided the largest benefit, and stock selection was moderately additive. Stock selection provided the main
benefit within the financials sector. Conversely, positioning within the energy, industrials and information technology
sectors detracted from relative returns. Stock selection
across all three sectors curbed relative performance. Within the energy sector, an underweighted position was also a
hindrance.
Portfolio Composition
10/31/21
% of Total
Net Assets
Banks 20.3%
Machinery 7.9%
Thrifts & Mortgage Finance 5.9%
Equity Real Estate Investment Trusts (REITs) 4.7%
Health Care Equipment & Supplies 4.3%
Textiles, Apparel & Luxury Goods 4.2%
Hotels, Restaurants & Leisure 3.9%
Specialty Retail 3.7%
Construction & Engineering 3.3%
Electronic Equipment, Instruments &
Components 3.0%
Electrical Equipment 2.9%
Health Care Technology 2.6%
Communications Equipment 2.6%
Water Utilities 2.3%
Other* 25.1%
Short-Term Investments & Other Net Assets 3.3%
1. The Russell 2000 Value Index is market capitalization weighted and measures the performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
2. Source: Morningstar.
Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 27 .

Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
On an absolute basis, Shyft Group, Genesco and First
Internet Bancorp were the largest contributors to portfolio
results during the 12 months under review. First Internet
Bancorp is listed among the Fund’s largest positions in the
Top 10 Holdings table on this page.
We believe Shyft Group, a specialty manufacturer of
commercial delivery vehicles, is a long-term beneficiary
of the growth in e-commerce, and that the pandemic has
accelerated adoption of online purchasing by consumers
and businesses alike. As a result, the company’s backlog
of orders continues to grow. Furthermore, management is
making prudent investments in the areas of electric vehicles and refrigerated vehicles to expand the company’s portfolio
of products and services. Debt on the balance sheet from
prior acquisitions has declined significantly as a result of healthy cash flow generated from operations and puts
the company in a strong position to weather any industry
volatility or pursue further acquisitions, in our view.
Genesco appreciated throughout the 12-month period.
The footwear retailer operates Journey’s and Johnston &
Murphy stores. The business faired relatively well throughout the pandemic due to healthy sales trends in its teen and
family footwear business lines, offered primarily through its
Journey’s stores. However, its dress footwear line, operated primarily through Johnston & Murphy, was challenged since
people were not going into the office. As part of economic
reopening, people are starting to go back into the office,
and we believe this will drive a recovery for the Johnston &
Murphy business.
First Internet Bancorp is an online bank headquartered in
Indiana. Prior to the start of the 12-month period, the stock came under pressure due to concerns about potential credit
losses attributable to COVID-19 shutdowns, particularly
with its concentration in single tenant lease financing, which includes restaurant chains Red Lobster and Bob Evans (not
Fund holdings). However, the anticipated credit issues were
not realized, and the stock price recovered throughout the
12-month reporting period. In addition, the bank has been
able to protect and improve margins by significantly reducing its cost of funds, which is a positive side effect of the Fed’s low interest rate regime. We believe the bank’s fundamental
operations could continue to improve throughout 2022.
Holdings that detracted from absolute Fund performance
during the period included Invacare, Daktronics and Graham.
Medical equipment manufacturer Invacare detracted from
returns over the period. The company has seen strong
demand and orders for its products during its latest quarter, but parts and labor shortages have made fulfilling orders
more difficult. As a result, the company reduced its full-year outlook. However, the company does expect the labor and
parts shortages to ease over time, which could result in a
recovery in order fulfillment.
Graham, an industrial manufacturer of specialized vacuum
and heat transfer equipment, reported decent results that
exhibited management’s strategy to diversify the business
away from significant energy exposure and more towards
defense. Despite this, the stock reacted poorly in the period as its energy division has yet to recover to pre-COVID-19
levels. Although the majority of the firm’s order backlog
relates to the defense industry (mostly long-duration Navy
contracts) and gives management good visibility into near-
term business trends, we believe it will take time for the
market to appreciate these benefits before eventually being
recognized in the stock price.
Daktronics is a supplier of large-scale display solutions,
such as scoreboards for stadiums, convention centers and
other outdoor venues such as Times Square. The business
was severely hit by the pandemic due to its reliance on
large public gatherings. Despite the prospect of economic
reopening, the stock’s recovery has thus far been muted, but we believe we could see a gradual improvement as more
people get vaccinated and restrictions are eased at large
public venues. In the meantime, the company carries no debt
and is in what we consider strong financial shape, which
gives us comfort that the company can weather near-term
volatility.
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
First Internet Bancorp 2.0%
Banks, United States
Indus Realty Trust, Inc. 2.0%
Equity Real Estate Investment Trusts (REITs),
United States
Southern Missouri Bancorp, Inc. 2.0%
Thrifts & Mortgage Finance, United States
First Business Financial Services, Inc. 1.9%
Banks, United States
Northeast Bank 1.8%
Banks, United States
Premier Financial Corp. 1.8%
Thrifts & Mortgage Finance, United States
Resources Connection, Inc. 1.8%
Professional Services, United States
Peapack -Gladstone Financial Corp. 1.8%
Banks, United States
Utah Medical Products, Inc. 1.8%
Health Care Equipment & Supplies, United
States
Ardmore Shipping Corp. 1.8%
Oil, Gas & Consumable Fuels, Ireland

Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
Thank you for your participation in Franklin MicroCap
Value Fund. We look forward to continuing to serve your
investment needs.
Oliver Wong, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10 /3 1 /21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +57.97% +49.26%
5-Year +62.97% +9.02%
10-Year +155.59% +9.22%
Advisor
1-Year +58.40% +58.40%
5-Year +64.94% +10.53%
10-Year +161.79% +10.10%
See page 9 for Performance Summary footnotes.

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 9 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin MicroCap Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s ability to invest in smaller-company securities that may have limited liquidity involves additional risks, such as relatively small revenues, limited product lines and small market share. Historically, these stocks have exhibited greater price volatility than larger-company stocks, especially over the short term. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. Value securities may not increase in price as anticipated or may decline further in value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 2000 Value Index is market capitalization weighted and measures the performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
A $0.1069 $1.3383 $1.4452
R6 $0.1997 $1.3383 $1.5380
Advisor $0.1773 $1.3383 $1.5156
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.28% 1.29%
Advisor 1.03% 1.04%

Your Fund’s Expenses
Franklin MicroCap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,011.80 $6.39 $1,018.86 $6.41 1.26%
R6 $1,000 $1,013.70 $4.52 $1,020.71 $4.54 0.89%
Advisor $1,000 $1,013.20 $5.10 $1,020.14 $5.12 1.01%

franklintempleton.com
Annual Report
Franklin Mutual U.S. Value Fund
This annual report for Franklin Mutual U.S. Value Fund
covers the fiscal year ended October 31, 2021.
Your Fund’s Goal and Main Investments
The Fund seeks high total return, of which capital
appreciation and income are components. Under normal
market conditions, the Fund invests in equity securities
of mid- and large-cap U.S. companies with the remaining
portion in smaller companies that we believe are available at market prices less than their intrinsic value. The Fund is not limited to pre-set maximums or minimums governing the size
of the companies in which it may invest. The Fund invests
predominantly in equity securities (including securities
convertible into, or that we expect to be exchanged for,
common or preferred stock). The Fund currently does not
expect to invest more than 10% of its net assets in non-U.S.
securities. The income the Fund receives from investments
in dividend paying stocks, preferred stocks and convertible
securities varies depending upon current market and
economic conditions.
Performance Overview
The Fund’s Class A shares posted a +51.14% cumulative
total return for the 12 months under review. In comparison,
the Russell 3000
®
Value Index, which measures the
performance of those Russell 3000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted
growth rates, posted a +44.97% cumulative total return
for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 13 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
We employ a research driven, fundamental value
strategy for the Fund that focuses on the market price of
a company’s securities relative to our own evaluation of
the company’s asset value, including an analysis of cash
flow potential, balance sheet strength, long-term earnings,
and multiples of earnings and book value. The types of
companies the Fund may invest in include those that may
be considered out of favor due to actual or perceived
cyclical or secular challenges, or are experiencing temporary setbacks, diminished expectations, mismanagement or
undermanagement, or are financially stressed.
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the 12-month period, the consumer discretionary,
industrials and financials sectors were the largest
contributors to relative performance. Stock selection
helped results across all three sectors. Within financials, an underweighted position in the sector also benefited results.
Conversely, positioning within the energy and information
technology sectors detracted from relative returns. Stock
selection across both sectors curbed relative performance,
as did an underweighting in the energy sector.
On an absolute basis, Bank of America, Capital One
Financial and The Hartford Financial Services Group
were the largest contributors to portfolio results during
the 12-month period. Bank of America and The Hartford
Financial Services Group are listed among the Fund’s
largest positions in the Top 10 Holdings table on page 12.
Portfolio Composition
10/31/21
% of Total
Net Assets
Banks 9.8%
Insurance 7.4%
Pharmaceuticals 6.9%
Equity Real Estate Investment Trusts (REITs) 6.4%
IT Services 5.9%
Food Products 4.8%
Health Care Providers & Services 4.6%
Chemicals 4.5%
Electric Utilities 3.5%
Aerospace & Defense 3.1%
Specialty Retail 3.0%
Diversified Financial Services 2.5%
Machinery 2.5%
Building Products 2.5%
Other* 27.8%
Short-Term Investments & Other Net Assets 4.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 36 .

Franklin Mutual U.S. Value Fund

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Annual Report
Shares of Bank of America benefited from a rotation into
cyclical, value-oriented stocks near the beginning of the
reporting period. Later in the period, investor optimism
around normalization of the economy as it continues to
emerge from the COVID-19 pandemic, along with rising
long-term interest rates, supported the stock price. The
U.S. bank expects business to continue to rebound as the
economy further reopens over the coming months.
Capital One Financial boosted performance, amid a strong
period for financial stocks in general. We believe Capital One is one of the best-managed and best-positioned consumer
banks in the U.S., with a good brand and strong franchises
in credit card and auto lending. Furthermore, the bank has
invested heavily in technology as evidenced by being the
first U.S. bank to migrate its technology to the cloud. That said, we eliminated the position and deployed the proceeds
into positions with a more attractive risk-reward profile.
Shares of Hartford Financial Services rose based on a
positive general environment for financials stocks and after the company posted several positive earnings updates
during the reporting period. Events such as Hurricane
Ida and prescribed charges related to a legal settlement
are likely to impact future earnings, but we believe risk
management initiatives from reinsurance could blunt the
impact.
During the 12-month period, Fiserv, HeidelbergCement and
Global Payments were among the leading detractors from
absolute performance.
Fiserv, a global payment and financial services technology
company, was a detractor. The payments space has come
under pressure in 2021 as investors have worried about
financial technology companies such as Square (not owned
in the portfolio) taking market share. However, we believe
Fiserv’s payment volumes are poised to increase as in-store
spending picks up and Fiserv’s cloud-based, point-of-sale
technology Clover business gives it an underappreciated
presence in new payment technology.
Germany-based cement construction materials manufacturer
HeidelbergCement weighed on performance. The company
faces higher energy costs that could limit earnings growth
over the near term. In our view, HeidelbergCement’s new
management team is focusing on value accretion and
improving the company’s return on invested capital, which
should drive shareholder value creation.
Payments firm Global Payments was a detractor, as the
payments space has come under pressure in 2021 as
concerns about market share losses to the digital players
and a slew of new listings leading to rotation of capital
in the space. Nonetheless, we see what we consider an
opportunity for Global Payments over the longer term, as it is well-positioned to benefit from the continued shift from cash to card/digital payments and has good exposure to the high-
yielding smaller and medium-sized businesses segment and
the e-commerce market.
Thank you for your participation in Franklin Mutual U.S.
Value Fund. We look forward to continuing to serve your
investment needs.
Grace Hoefig
Lead Portfolio Manager
Srini Vijay, CFA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
GlaxoSmithKline plc 3.6%
Pharmaceuticals, United Kingdom
Kraft Heinz Co. (The) 3.5%
Food Products, United States
Bank of America Corp. 2.9%
Banks, United States
Everest Re Group Ltd. 2.6%
Insurance, United States
ING Groep NV 2.6%
Banks, Netherlands
Hartford Financial Services Group, Inc. (The) 2.6%
Insurance, United States
Voya Financial, Inc. 2.5%
Diversified Financial Services, United States
Johnson Controls International plc 2.5%
Building Products, United States
CVS Health Corp. 2.4%
Health Care Providers & Services, United States
NortonLifeLock , Inc. 2.3%
Software, United States

Performance Summary as of October 31, 2021
Franklin Mutual U.S. Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +51.14% +42.81%
5-Year +70.55% +10.02%
10-Year +161.68% +9.48%
Advisor
1-Year +51.57% +51.57%
5-Year +72.77% +11.56%
10-Year +168.31% +10.37%
See page 15 for Performance Summary footnotes.

Franklin Mutual U.S. Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 15 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Mutual U.S. Value Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative.
Historically, smaller- and midsize-company securities have been more volatile in price than larger-company securities, especially over the short term. The Fund may invest in foreign securities, which may involve special risks, including currency fluctuations and economic and political uncertainty. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 3000 Value Index is market capitalization weighted and measures the performance of those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
A $1.1865
C $0.9325
R $1.1054
R6 $1.3023
Advisor $1.2618
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 0.96% 0.98%
Advisor 0.71% 0.73%

Your Fund’s Expenses
Franklin Mutual U.S. Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,044.40 $4.72 $1,020.58 $4.67 0.92%
C $1,000 $1,040.60 $8.57 $1,016.81 $8.47 1.67%
R $1,000 $1,043.70 $6.01 $1,019.32 $5.94 1.17%
R6 $1,000 $1,046.70 $2.84 $1,022.43 $2.81 0.55%
Advisor $1,000 $1,046.00 $3.43 $1,021.85 $3.39 0.67%

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
This annual report for Franklin Small Cap Value Fund covers
the fiscal year ended October 31, 2021. The Fund closed to
new investors on May 27, 2021. Existing investors who had
an open and funded account on May 27, 2021, can continue
to invest through exchanges and additional purchases.
Your Fund’s Goals and Main Investments
The Fund seeks long-term total return. The Fund generally
invests in equity securities that the Fund’s investment
manager believes are undervalued at the time of purchase
and have the potential for capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net
assets in investments of small-capitalization (small-cap)
companies. We define small-cap companies as those with
market capitalizations not exceeding either: the highest
market capitalization in the Russell 2000
®
Index;
1
or the
12-month average of the highest market capitalization in
the Russell 2000
®
Index, whichever is greater at the time
of purchase. The Fund invests predominantly in common
stocks. The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
The Fund’s Class A shares posted a +49.59% cumulative
total return for the 12 months under review. In comparison,
the Russell 2000
®
Value Index, which measures the
performance of those Russell 2000
®
Index companies with
relatively lower price-to-book ratios and lower forecasted
growth rates, posted a +64.30% cumulative total return
for the same period.
2
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 20 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Investment Strategy
Our strategy is to invest in small-cap companies that we
believe are undervalued at the time of purchase and have
the potential for capital appreciation. A stock is undervalued when it trades at less than the price at which we believe
it would trade if the market reflected all factors relating to the company’s worth. Following this strategy, the Fund
invests in companies that we believe have, for example:
stock prices that are low relative to current, or historical or future earnings, book value, cash flow or sales; recent sharp price declines but the potential for good long-term earnings prospects; and valuable intangibles not reflected in the
stock price. The Fund also may invest in equity real estate
investment trusts (REITs).
*Categories within the Other category are listed in full in the Fund’s Statement of
Investments (SOI), which can be found later in this report.
Manager’s Discussion
For the 12-month period, the health care, consumer staples
and utilities sectors were the largest contributors to relative performance. Within health care and utilities, relative
underweightings versus the benchmark helped results. Stock
Portfolio Composition
10/31/21
% of Total
Net Assets
Insurance 9.9%
Machinery 9.7%
Banks 9.1%
Hotels, Restaurants & Leisure 7.6%
Chemicals 7.4%
Building Products 5.7%
Construction & Engineering 4.4%
Electronic Equipment, Instruments &
Components 4.3%
Oil, Gas & Consumable Fuels 4.1%
Specialty Retail 4.0%
Equity Real Estate Investment Trusts (REITs) 3.5%
Trading Companies & Distributors 3.4%
Software 3.3%
Energy Equipment & Services 2.4%
Other* 20.3%
Short-Term Investments & Other Net Assets 0.9%
1. The Russell 2000 Index is market capitalization weighted and measures the performance of the approximately 2,000 smallest companies in the Russell 3000 Index, which represent a small amount of the total market capitalization of the Russell 3000 Index.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 44 .

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
selection within the consumer staples sector also boosted
relative returns. Conversely, positioning within the consumer discretionary, financials and materials sectors detracted
from relative returns. Stock selection across all three sectors curbed relative performance, as did an overweighted
position in consumer discretionary and an underweighting in
financials.
On an absolute basis, Crescent Point Energy, Avient and
First Horizon were the largest contributors to portfolio results during the 12-month period. Crescent Point Energy and
Avient are listed among the Fund’s largest positions in the
Top 10 Holdings table on this page.
Shares of Crescent Point Energy, a Canada-based
exploration and production company, rose along with the
price of oil as an increase in demand was met by a muted
domestic supply response and modest Organization of the
Petroleum Exporting Countries output growth. The market
also reacted favorably to an announcement in February
2021 that Crescent Point was acquiring certain Canadian
assets from Royal Dutch Shell (not a Fund holding) for
approximately $900 million, a surprise dividend boost in
September 2021, a reduction in debt and a positive free cash flow outlook.
Shares of Avient, a higher value-add chemicals company,
rose due to stronger-than-expected earnings results
driven by sequential improvement in demand across all
regions and end markets including health care, consumer
discretionary and automobiles. The company also completed
the acquisition of Clariant’s Masterbatch business on
July 1, 2020, which further improved Avient’s exposure
to specialty applications and broadened its business mix,
with the company now deriving much of its revenues from
the consumer, packaging and health care end markets.
Additionally, management guided for higher cost synergies
from the transaction compared to initial estimates and
remains committed to returning cash to shareholders and
deleveraging the balance sheet.
Shares of First Horizon, a regional bank with a southeastern
U.S. footprint, rose during the period as the economy
recovered from COVID-19-related dislocations. While
interest rates and spread-based income remained low
relative to historical periods, First Horizon’s diversified fee-
based revenue lines, including fixed income capital markets
and mortgage banking, performed well. Additionally, asset
quality trends benefited from the reopening of the economy,
resulting in the bank experiencing very low credit losses
relative to fears early in the pandemic.
On an absolute basis, Bed Bath & Beyond, Dufry and ACI
Worldwide were the largest detractors from portfolio results during the 12 months under review.
Bed Bath & Beyond, a home goods retailer, underperformed
after reporting a disappointing August 2021 financial quarter that included weaker-than-expected same-store sales
and a declining gross margin. The same-store sales miss
was attributed to self-inflicted execution and marketing
mistakes during the quarter, which hurt store traffic. This was compounded by margin weakness from significantly higher-
than-expected shipping and logistics costs due to freight
shortages that are impacting the broader industry. We exited the position by period-end.
Shares of Dufry, a global travel retail operator, declined
as the company's operations continue to be negatively
impacted by the slower-than-expected easing of international travel restrictions due to the increase in COVID-19 Delta
variant cases during the reporting period. With nearly half
of its stores still closed due to travel restrictions, Dufry sales remain well below pre-coronavirus levels. Longer term, we
believe sales will improve as there is continued progress
on vaccinations and international travel restrictions begin to ease.
Shares of ACI Worldwide, a provider of software products
and solutions that facilitate electronic payments, detracted from results for the period. While the company met
expectations for its latest quarter, near-term guidance was
light due to the timing of license renewals. Management
expects growth to accelerate in the fourth quarter of 2021,
however, and introduced its revenue guidance while
Top 10 Holdings
10/31/21
Company
Industry , Country
% of Total
Net Assets
a a
Hanover Insurance Group, Inc. (The) 2.9%
Insurance, United States
Knowles Corp. 2.7%
Electronic Equipment, Instruments &
Components, United States
Timken Co. (The) 2.6%
Machinery, United States
WillScot Mobile Mini Holdings Corp. 2.6%
Construction & Engineering, United States
Hilton Grand Vacations, Inc. 2.5%
Hotels, Restaurants & Leisure, United States
Ashland Global Holdings, Inc. 2.5%
Chemicals, United States
Avient Corp. 2.4%
Chemicals, United States
Crescent Point Energy Corp. 2.3%
Oil, Gas & Consumable Fuels, Canada
UFP Industries, Inc. 2.3%
Building Products, United States
Jack in the Box, Inc. 2.3%
Hotels, Restaurants & Leisure, United States

Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
maintaining its earnings before interest, taxes, depreciation, and amortization (a measure of a company's overall financial performance) guidance for the year.
Thank you for your participation in Franklin Small Cap
Value Fund. We look forward to continuing to serve your
investment needs.
Steven B. Raineri
Lead Portfolio Manager
Nicholas Karzon, CFA
Christopher Meeker, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of October 31, 2021, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of October 31, 2021
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 10/31/21
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4
1-Year +49.59% +41.35%
5-Year +75.11% +10.60%
10-Year +202.38% +11.07%
Advisor
1-Year +49.98% +49.98%
5-Year +77.32% +12.14%
10-Year +210.61% +12.00%
See page 22 for Performance Summary footnotes.

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
See page 22 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(11/1/11–10/31/21)
Advisor Class
(11/1/11–10/31/21)

Franklin Small Cap Value Fund
Performance Summary

franklintempleton.com
Annual Report
5
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. The Fund’s investments in smaller company stocks carry special risks as such stocks have historically exhibited greater price volatility than larger-company stocks, particularly over the short term. Value securities may not increase in price as anticipat-
ed or may decline further in value. Additionally, smaller companies often have relatively small revenues, limited product lines and small market share. In addition, the Fund may invest up to 25% of its total assets in foreign securities, which involve special risks, including currency fluctuations and economic and political uncertainty. REITS may be affected by any change in the value of the properties owned and other factors, and their prices tend to go up and down. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/22. Fund investment results reflect the fee waiver; without this waiver, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Source: Morningstar. The Russell 2000 Value Index is market capitalization weighted and measures the performance of those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth rates.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(11/1/20–10/31/21)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.3539 $0.6479 $0.1058 $1.1076
C $0.0886 $0.6479 $0.1058 $0.8423
R $0.2443 $0.6479 $0.1058 $0.9980
R6 $0.5514 $0.6479 $0.1058 $1.3051
Advisor $0.4896 $0.6479 $0.1058 $1.2433
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
A 1.08% 1.09%
Advisor 0.83% 0.84%

Your Fund’s Expenses
Franklin Small Cap Value Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 5/1/21
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
Ending
Account
Value 10/31/21
Expenses
Paid During
Period
5/1/21–10/31/21
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $983.80 $5.10 $1,020.07 $5.19 1.02%
C $1,000 $979.90 $8.84 $1,016.28 $9.00 1.77%
R $1,000 $982.40 $6.35 $1,018.80 $6.47 1.27%
R6 $1,000 $985.80 $2.96 $1,022.22 $3.02 0.59%
Advisor $1,000 $985.00 $3.82 $1,021.36 $3.89 0.76%

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.77 $29.32 $31.06 $36.43 $31.33
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.11
c
0.11 0.06 (0.04) 0.01
Net realized and unrealized gains (losses) ........... 12.15 (2.89) (0.03) (2.70) 8.20
Total from investment operations .................... 12.26 (2.78) 0.03 (2.74) 8.21
Less distributions from:
Net investment income .......................... (0.11) (0.06) — (—)
d
(0.11)
Net realized gains ............................. (1.34) (4.71) (1.77) (2.63) (3.00)
Total distributions ............................... (1.45) (4.77) (1.77) (2.63) (3.11)
Net asset value, end of year ....................... $32.58 $21.77 $29.32 $31.06 $36.43
Total return
e
................................... 57.97% (12.10)% 0.58% (8.11)% 26.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.23% 1.28% 1.22% 1.17% 1.16%
Expenses net of waiver and payments by affiliates ....... 1.23%
f
1.27%
g
1.21%
g
1.16%
g
1.15%
g
Net investment income (loss) ...................... 0.37%
c
0.50% 0.23% (0.11)% 0.03%
Supplemental data
Net assets, end of year (000’s) ..................... $161,200 $94,015 $145,897 $184,613 $238,337
Portfolio turnover rate ............................ 31.98% 31.04% 7.04% 4.08% 8.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Amount rounds to less than $0.01 per share.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.17 $29.80 $31.43 $36.85 $31.66
Income from investment operations
a
:
Net investment income
b
......................... 0.22
c
0.20 0.16 0.08 0.12
Net realized and unrealized gains (losses) ........... 12.36 (2.94) (0.02) (2.74) 8.30
Total from investment operations .................... 12.58 (2.74) 0.14 (2.66) 8.42
Less distributions from:
Net investment income .......................... (0.20) (0.18) — (0.13) (0.23)
Net realized gains ............................. (1.34) (4.71) (1.77) (2.63) (3.00)
Total distributions ............................... (1.54) (4.89) (1.77) (2.76) (3.23)
Net asset value, end of year ....................... $33.21 $22.17 $29.80 $31.43 $36.85
Total return .................................... 58.51% (11.80)% 0.97% (7.83)% 27.46%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.95% 0.89% 0.85% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.88% 0.91%
d
0.86%
d
0.82%
d
0.79%
d
Net investment income ........................... 0.72%
c
0.86% 0.58% 0.23% 0.39%
Supplemental data
Net assets, end of year (000’s) ..................... $23,137 $12,299 $19,266 $21,070 $27,107
Portfolio turnover rate ............................ 31.98% 31.04% 7.04% 4.08% 8.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $22.01 $29.62 $31.28 $36.67 $31.52
Income from investment operations
a
:
Net investment income
b
......................... 0.19
c
0.17 0.15 0.05 0.09
Net realized and unrealized gains (losses) ........... 12.28 (2.94) (0.04) (2.72) 8.25
Total from investment operations .................... 12.47 (2.77) 0.11 (2.67) 8.34
Less distributions from:
Net investment income .......................... (0.18) (0.13) — (0.09) (0.19)
Net realized gains ............................. (1.34) (4.71) (1.77) (2.63) (3.00)
Total distributions ............................... (1.52) (4.84) (1.77) (2.72) (3.19)
Net asset value, end of year ....................... $32.96 $22.01 $29.62 $31.28 $36.67
Total return .................................... 58.40% (11.95)% 0.87% (7.90)% 27.29%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 1.03% 0.97% 0.92% 0.92%
Expenses net of waiver and payments by affiliates ....... 0.98%
d
1.02%
e
0.96%
e
0.91%
e
0.91%
e
Net investment income ........................... 0.60%
c
0.73% 0.48% 0.14% 0.27%
Supplemental data
Net assets, end of year (000’s) ..................... $38,829 $22,429 $29,687 $53,329 $76,228
Portfolio turnover rate ............................ 31.98% 31.04% 7.04% 4.08% 8.82%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments, October 31, 2021
Franklin MicroCap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.7%
Aerospace & Defense 1.7%
a
Ducommun, Inc. ...................................... United States 38,600 $ 1,867,854
Magellan Aerospace Corp. .............................. Canada 213,900 1,831,602
3,699,456
Banks 20.3%
American National Bankshares , Inc. ....................... United States 94,823 3,517,933
Arrow Financial Corp. .................................. United States 98,824 3,542,840
Bar Harbor Bankshares ................................. United States 121,700 3,614,490
First Business Financial Services, Inc. ...................... United States 145,900 4,260,280
First Internet Bancorp .................................. United States 133,575 4,546,893
a
First Western Financial, Inc. ............................. United States 110,706 3,212,688
Investar Holding Corp. ................................. United States 202,455 3,785,908
Northeast Bank ....................................... United States 124,375 4,116,813
Northrim BanCorp , Inc. ................................. United States 65,600 2,913,952
Orrstown Financial Services, Inc. ......................... United States 110,325 2,615,806
Peapack -Gladstone Financial Corp. ....................... United States 120,885 4,055,692
Peoples Financial Services Corp. ......................... United States 82,013 3,754,555
WesBanco , Inc. ....................................... United States 42,357 1,472,753
45,410,603
Biotechnology 0.9%
a
Anika Therapeutics, Inc. ................................ United States 47,392 1,973,877
Chemicals 1.5%
a
Trecora Resources .................................... United States 429,318 3,340,094
Commercial Services & Supplies 1.2%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 2,666,123
Communications Equipment 2.6%
a
Digi International, Inc. .................................. United States 113,801 2,452,411
a
PCTEL, Inc. ......................................... United States 341,431 1,966,643
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,307,394
5,726,448
Construction & Engineering 3.3%
a
Matrix Service Co. ..................................... United States 229,741 2,350,250
a
Northwest Pipe Co. .................................... United States 65,700 1,561,032
a
Sterling Construction Co., Inc. ............................ United States 143,851 3,458,178
7,369,460
Containers & Packaging 0.8%
a
UFP Technologies, Inc. ................................. United States 27,200 1,683,408
Diversified Telecommunication Services 0.5%
ATN International, Inc. .................................. United States 29,000 1,182,620
Electrical Equipment 2.9%
LSI Industries, Inc. .................................... United States 309,318 2,301,326
Powell Industries, Inc. .................................. United States 71,900 1,859,334
Preformed Line Products Co. ............................ United States 32,700 2,269,380
6,430,040
Electronic Equipment, Instruments & Components 3.0%
a
Daktronics, Inc. ....................................... United States 630,758 3,500,707
a
Kimball Electronics, Inc. ................................ United States 108,100 3,107,875
6,608,582

Franklin Value Investors Trust
Statement of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services 1.2%
a
Geospace Technologies Corp. ............................ United States 290,312 $ 2,760,867
Equity Real Estate Investment Trusts (REITs) 4.7%
Alpine Income Property Trust, Inc. ......................... United States 157,721 2,908,375
CTO Realty Growth, Inc. ................................ United States 59,099 3,168,297
Indus Realty Trust, Inc. ................................. United States 64,378 4,487,147
10,563,819
Food & Staples Retailing 1.5%
Village Super Market, Inc., A ............................. United States 148,898 3,315,958
Food Products 0.9%
a
Seneca Foods Corp., A ................................. United States 38,840 2,005,309
Health Care Equipment & Supplies 4.3%
a
IntriCon Corp. ........................................ United States 205,677 3,496,509
a
Invacare Corp. ....................................... United States 426,735 2,108,071
Utah Medical Products, Inc. .............................. United States 41,696 4,037,424
9,642,004
Health Care Technology 2.6%
a
CareCloud , Inc. ....................................... United States 390,791 3,020,814
a
Computer Programs and Systems, Inc. ..................... United States 79,600 2,873,560
5,894,374
Hotels, Restaurants & Leisure 3.9%
a
Century Casinos, Inc. .................................. United States 234,162 3,465,598
a
Chuy's Holdings, Inc. .................................. United States 81,100 2,364,876
a
Ruth's Hospitality Group, Inc. ............................ United States 147,000 2,842,980
8,673,454
Household Durables 1.4%
Hooker Furnishings Corp. ............................... United States 79,000 1,991,590
a
Purple Innovation, Inc. ................................. United States 61,900 1,194,670
3,186,260
Independent Power and Renewable Electricity Producers 1.2%
Polaris Infrastructure, Inc. ............................... Canada 177,300 2,638,231
Interactive Media & Services 1.7%
a
DHI Group, Inc. ....................................... United States 830,765 3,904,596
IT Services 1.4%
Hackett Group, Inc. (The) ............................... United States 152,200 3,217,508
Machinery 7.9%
Alamo Group, Inc. ..................................... United States 18,100 2,736,720
Graham Corp. ........................................ United States 246,397 3,131,706
Hurco Cos., Inc. ...................................... United States 95,500 3,098,975
a
L B Foster Co., A ...................................... United States 160,143 2,551,078
Miller Industries, Inc. ................................... United States 65,300 2,359,942
Shyft Group, Inc. (The) ................................. United States 90,017 3,709,600
17,588,021
Metals & Mining 1.5%
Haynes International, Inc. ............................... United States 30,620 1,228,781
Schnitzer Steel Industries, Inc., A ......................... United States 37,400 2,012,120
3,240,901

Franklin Value Investors Trust
Statement of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels 1.8%
a
Ardmore Shipping Corp. ................................ Ireland 998,200 $ 3,962,854
Paper & Forest Products 0.9%
Mercer International, Inc. ................................ Germany 192,300 2,071,071
Professional Services 1.8%
Resources Connection, Inc. ............................. United States 233,100 4,058,271
Semiconductors & Semiconductor Equipment 2.2%
a
AXT, Inc. ............................................ United States 254,300 2,077,631
a
Photronics , Inc. ....................................... United States 220,700 2,866,893
4,944,524
Specialty Retail 3.7%
a
Children's Place, Inc. (The) .............................. United States 30,300 2,511,567
a
Genesco, Inc. ........................................ United States 59,200 3,586,928
Hibbett, Inc. ......................................... United States 28,100 2,176,064
8,274,559
Textiles, Apparel & Luxury Goods 4.2%
a
Delta Apparel, Inc. ..................................... United States 94,000 2,523,900
Rocky Brands, Inc. .................................... United States 66,620 3,634,121
a
Vera Bradley, Inc. ..................................... United States 321,100 3,149,991
9,308,012
Thrifts & Mortgage Finance 5.9%
Premier Financial Corp. ................................. United States 127,500 4,064,700
Southern Missouri Bancorp, Inc. .......................... United States 80,900 4,400,960
Territorial Bancorp, Inc. ................................. United States 112,239 2,816,077
WSFS Financial Corp. .................................. United States 34,300 1,777,083
13,058,820
Water Utilities 2.3%
Consolidated Water Co. Ltd. ............................. United States 216,067 2,400,504
a
Pure Cycle Corp. ..................................... United States 178,887 2,806,737
5,207,241
Wireless Telecommunication Services 1.0%
Spok Holdings, Inc. .................................... United States 215,800 2,220,582
Total Common Stocks (Cost $139,211,113) .....................................
215,827,947
Short Term Investments 3.6%
a a
Country Shares
a
Value
a
Money Market Funds 3.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 7,943,014 7,943,014
Total Money Market Funds (Cost $7,943,014) ...................................
7,943,014
Total Short Term Investments (Cost $7,943,014 ) .................................
7,943,014
a
Total Investments (Cost $147,154,127) 100.3% ..................................
$223,770,961
Other Assets, less Liabilities (0.3)% ...........................................
(603,732)
Net Assets 100.0% ...........................................................
$223,167,229

Franklin Value Investors Trust
Statement of Investments
Franklin MicroCap Value Fund
(continued)
franklintempleton.com
Annual Report

a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.59 $34.61 $37.93 $41.08 $35.40
Income from investment operations
a
:
Net investment income
b
......................... 0.43 1.14
c
0.52 0.45 0.38
d
Net realized and unrealized gains (losses) ........... 13.37 (5.47) 1.13 (0.43) 7.79
Total from investment operations .................... 13.80 (4.33) 1.65 0.02 8.17
Less distributions from:
Net investment income .......................... (1.19) (0.54) (0.46) (0.46) (0.18)
Net realized gains ............................. — (2.15) (4.51) (2.71) (2.31)
Total distributions ............................... (1.19) (2.69) (4.97) (3.17) (2.49)
Net asset value, end of year ....................... $40.20 $27.59 $34.61 $37.93 $41.08
Total return
e
................................... 51.14% (13.94)% 6.22% (0.15)% 23.63%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.91% 0.95% 0.93% 0.91% 0.92%
Expenses net of waiver and payments by affiliates
f
...... 0.91%
g
0.93% 0.89% 0.86% 0.87%
Net investment income ........................... 1.18% 3.94%
c
1.55% 1.13% 0.97%
d
Supplemental data
Net assets, end of year (000’s) ..................... $790,329 $538,538 $735,919 $772,976 $841,367
Portfolio turnover rate ............................ 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.73%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.21 $32.97 $36.13 $39.27 $34.01
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.93
c
0.26 0.15 0.08
d
Net realized and unrealized gains (losses) ........... 12.72 (5.28) 1.09 (0.41) 7.49
Total from investment operations .................... 12.87 (4.35) 1.35 (0.26) 7.57
Less distributions from:
Net investment income .......................... (0.93) (0.26) — (0.17) —
Net realized gains ............................. — (2.15) (4.51) (2.71) (2.31)
Total distributions ............................... (0.93) (2.41) (4.51) (2.88) (2.31)
Net asset value, end of year ....................... $38.15 $26.21 $32.97 $36.13 $39.27
Total return
e
................................... 50.06% (14.57)% 5.41% (0.91)% 22.73%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.66% 1.70% 1.68% 1.66% 1.67%
Expenses net of waiver and payments by affiliates
f
...... 1.66%
g
1.68% 1.64% 1.61% 1.62%
Net investment income ........................... 0.42% 3.36%
c
0.80% 0.38% 0.22%
d
Supplemental data
Net assets, end of year (000’s) ..................... $20,132 $15,881 $27,443 $33,854 $65,586
Portfolio turnover rate ............................ 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.02)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $27.67 $34.70 $37.99 $41.10 $35.42
Income from investment operations
a
:
Net investment income
b
......................... 0.34 1.11
c
0.44 0.35 0.29
d
Net realized and unrealized gains (losses) ........... 13.44 (5.55) 1.14 (0.42) 7.80
Total from investment operations .................... 13.78 (4.44) 1.58 (0.07) 8.09
Less distributions from:
Net investment income .......................... (1.11) (0.44) (0.36) (0.33) (0.10)
Net realized gains ............................. — (2.15) (4.51) (2.71) (2.31)
Total distributions ............................... (1.11) (2.59) (4.87) (3.04) (2.41)
Net asset value, end of year ....................... $40.34 $27.67 $34.70 $37.99 $41.10
Total return .................................... 50.87% (14.16)% 5.94% (0.39)% 23.33%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.16% 1.20% 1.18% 1.16% 1.17%
Expenses net of waiver and payments by affiliates
e
...... 1.16%
f
1.18% 1.14% 1.11% 1.12%
Net investment income ........................... 0.93% 3.80%
c
1.30% 0.88% 0.72%
d
Supplemental data
Net assets, end of year (000’s) ..................... $6,362 $4,465 $6,764 $7,280 $7,884
Portfolio turnover rate ............................ 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.48%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.73 $35.93 $39.20 $42.38 $36.40
Income from investment operations
a
:
Net investment income
b
......................... 0.59 1.27
c
0.67 0.61 0.75
d
Net realized and unrealized gains (losses) ........... 13.91 (5.65) 1.18 (0.45) 7.83
Total from investment operations .................... 14.50 (4.38) 1.85 0.16 8.58
Less distributions from:
Net investment income .......................... (1.30) (0.67) (0.61) (0.63) (0.29)
Net realized gains ............................. — (2.15) (4.51) (2.71) (2.31)
Total distributions ............................... (1.30) (2.82) (5.12) (3.34) (2.60)
Net asset value, end of year ....................... $41.93 $28.73 $35.93 $39.20 $42.38
Total return .................................... 51.74% (13.61)% 6.61% 0.19% 24.10%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.59% 0.61% 0.59% 0.57% 0.57%
Expenses net of waiver and payments by affiliates
e
...... 0.55% 0.55% 0.52% 0.50% 0.47%
Net investment income ........................... 1.54% 4.24%
c
1.92% 1.49% 1.37%
d
Supplemental data
Net assets, end of year (000’s) ..................... $39,290 $27,952 $36,398 $36,580 $34,673
Portfolio turnover rate ............................ 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.13%.
e
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.80 $36.01 $39.26 $42.39 $36.45
Income from investment operations
a
:
Net investment income
b
......................... 0.55 1.28
c
0.63 0.57 0.49
d
Net realized and unrealized gains (losses) ........... 13.95 (5.72) 1.19 (0.46) 8.04
Total from investment operations .................... 14.50 (4.44) 1.82 0.11 8.53
Less distributions from:
Net investment income .......................... (1.26) (0.62) (0.56) (0.53) (0.28)
Net realized gains ............................. — (2.15) (4.51) (2.71) (2.31)
Total distributions ............................... (1.26) (2.77) (5.07) (3.24) (2.59)
Net asset value, end of year ....................... $42.04 $28.80 $36.01 $39.26 $42.39
Total return .................................... 51.57% (13.71)% 6.48% 0.07% 23.98%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.66% 0.70% 0.68% 0.66% 0.67%
Expenses net of waiver and payments by affiliates
e
...... 0.66%
f
0.68% 0.64% 0.61% 0.62%
Net investment income ........................... 1.43% 4.22%
c
1.80% 1.38% 1.22%
d
Supplemental data
Net assets, end of year (000’s) ..................... $56,787 $34,029 $47,427 $48,616 $57,402
Portfolio turnover rate ............................ 60.45% 57.78% 44.31% 29.85% 24.68%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.98%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments, October 31, 2021
Franklin Mutual U.S. Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.2%
Aerospace & Defense 3.1%
a
Airbus SE ........................................... France 88,110 $ 11,301,952
Huntington Ingalls Industries, Inc. ......................... United States 83,900 17,009,047
28,310,999
Automobiles 1.9%
a
General Motors Co. .................................... United States 309,976 16,871,994
Banks 9.8%
Bank of America Corp. ................................. United States 556,714 26,599,795
Citizens Financial Group, Inc. ............................ United States 400,511 18,976,211
ING Groep NV ....................................... Netherlands 1,582,825 24,007,648
PNC Financial Services Group, Inc. (The) ................... United States 93,000 19,625,790
89,209,444
Building Products 2.5%
Johnson Controls International plc ......................... United States 304,966 22,375,355
Chemicals 4.5%
Ashland Global Holdings, Inc. ............................ United States 218,459 20,974,249
Avient Corp. ......................................... United States 193,446 10,422,870
Huntsman Corp. ...................................... United States 301,250 9,814,725
41,211,844
Commercial Services & Supplies 1.4%
Tetra Tech, Inc. ....................................... United States 73,200 12,858,312
Construction Materials 1.1%
HeidelbergCement AG ................................. Germany 133,884 10,081,255
Diversified Financial Services 2.5%
Voya Financial, Inc. .................................... United States 328,100 22,891,537
Electric Utilities 3.5%
Entergy Corp. ........................................ United States 119,509 12,311,817
Evergy , Inc. .......................................... United States 173,117 11,036,209
Pinnacle West Capital Corp. ............................. United States 135,100 8,712,599
32,060,625
Electrical Equipment 1.1%
Regal Rexnord Corp. .................................. United States 68,765 10,474,972
Electronic Equipment, Instruments & Components 1.2%
Corning, Inc. ......................................... United States 312,271 11,107,479
Energy Equipment & Services 1.9%
Schlumberger NV ..................................... United States 549,841 17,737,871
Equity Real Estate Investment Trusts (REITs) 6.4%
Brixmor Property Group, Inc. ............................. United States 862,100 20,207,624
Healthcare Realty Trust, Inc. ............................. United States 566,752 18,736,821
Vornado Realty Trust ................................... United States 466,443 19,884,465
58,828,910
Food Products 4.8%
Archer-Daniels-Midland Co. ............................. United States 185,700 11,929,368
Kraft Heinz Co. (The) .................................. United States 881,132 31,623,827
43,553,195
Health Care Equipment & Supplies 1.5%
Medtronic plc ........................................ United States 112,789 13,518,890
Health Care Providers & Services 4.6%
Anthem, Inc. ......................................... United States 45,393 19,751,856

Franklin Value Investors Trust
Statement of Investments
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
CVS Health Corp. ..................................... United States 244,125 $ 21,795,480
41,547,336
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 188,806 16,854,712
Independent Power and Renewable Electricity Producers 1.9%
AES Corp. (The) ...................................... United States 704,762 17,710,669
Industrial Conglomerates 2.0%
General Electric Co. ................................... United States 176,564 18,516,267
Insurance 7.4%
Everest Re Group Ltd. ................................. United States 92,335 24,145,603
Hartford Financial Services Group, Inc. (The) ................ United States 322,500 23,519,925
Willis Towers Watson plc ................................ United States 82,219 19,920,019
67,585,547
IT Services 5.9%
Alliance Data Systems Corp. ............................. United States 132,501 11,295,710
Cognizant Technology Solutions Corp., A .................... United States 256,208 20,007,283
a
Fiserv, Inc. .......................................... United States 142,400 14,024,976
Global Payments, Inc. .................................. United States 62,097 8,879,250
54,207,219
Machinery 2.5%
Oshkosh Corp. ....................................... United States 99,900 10,689,300
Timken Co. (The) ..................................... United States 171,038 12,135,146
22,824,446
Media 2.1%
a
Charter Communications, Inc., A .......................... United States 13,979 9,434,287
Comcast Corp., A ..................................... United States 187,471 9,641,634
19,075,921
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp. ....................................... United States 118,735 13,593,970
Pharmaceuticals 6.9%
a
Elanco Animal Health, Inc. ............................... United States 292,815 9,627,757
GlaxoSmithKline plc ................................... United Kingdom 1,577,300 32,744,860
Merck & Co., Inc. ..................................... United States 230,307 20,278,532
62,651,149
Professional Services 1.7%
KBR, Inc. ........................................... United States 369,013 15,660,912
Software 2.3%
NortonLifeLock , Inc. ................................... United States 825,138 20,999,762
Specialty Retail 3.0%
Best Buy Co., Inc. ..................................... United States 156,087 19,080,075
Dick's Sporting Goods, Inc. .............................. United States 66,522 8,262,698
27,342,773
Technology Hardware, Storage & Peripherals 2.1%
a
Western Digital Corp. .................................. United States 372,325 19,468,874
Textiles, Apparel & Luxury Goods 2.1%
Tapestry, Inc. ........................................ United States 480,477 18,728,993

Franklin Value Investors Trust
Statement of Investments
Franklin Mutual U.S. Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors 0.2%
a
AerCap Holdings NV ................................... Ireland 28,194 $ 1,664,574
Total Common Stocks (Cost $685,531,745) .....................................
869,525,806
Short Term Investments 5.2%
a a
Country Shares
a
Value
a
Money Market Funds 5.2%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 47,616,094 47,616,094
Total Money Market Funds (Cost $47,616,094) ..................................
47,616,094
Total Short Term Investments (Cost $47,616,094 ) ................................
47,616,094
a
Total Investments (Cost $733,147,839) 100.4% ..................................
$917,141,900
Other Assets, less Liabilities (0.4)% ...........................................
(4,242,823)
Net Assets 100.0% ...........................................................
$912,899,077
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $41.84 $49.48 $52.59 $59.07 $51.45
Income from investment operations
a
:
Net investment income
b
......................... 0.47
c
0.45 0.51
d
0.39
e
0.31
f
Net realized and unrealized gains (losses) ........... 20.03 (5.01) 4.00 (1.95) 10.04
Total from investment operations .................... 20.50 (4.56) 4.51 (1.56) 10.35
Less distributions from:
Net investment income .......................... (0.35) (0.58) (0.44) (0.42) (0.12)
Net realized gains ............................. (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ............................... (1.10) (3.08) (7.62) (4.92) (2.73)
Net asset value, end of year ....................... $61.24 $41.84 $49.48 $52.59 $59.07
Total return
g
................................... 49.59% (10.04)% 11.35% (3.04)% 20.53%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.00% 1.08% 1.06% 1.05% 1.05%
Expenses net of waiver and payments by affiliates ....... 1.00%
h
1.07%
i
1.05%
i
1.03%
i
1.03%
i
Net investment income ........................... 0.81%
c
1.08% 1.10%
d
0.69%
e
0.58%
f
Supplemental data
Net assets, end of year (000’s) ..................... $1,577,561 $1,123,039 $1,334,235 $1,366,866 $1,364,629
Portfolio turnover rate ............................ 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.80%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.52%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.29%.
g
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $35.87 $42.84 $46.45 $52.75 $46.42
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.02
c
0.12 0.15
d
(0.02)
e
(0.09)
f
Net realized and unrealized gains (losses) ........... 17.20 (4.33) 3.42 (1.72) 9.03
Total from investment operations .................... 17.22 (4.21) 3.57 (1.74) 8.94
Less distributions from:
Net investment income .......................... (0.09) (0.26) — (0.06) —
Net realized gains ............................. (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ............................... (0.84) (2.76) (7.18) (4.56) (2.61)
Net asset value, end of year ....................... $52.25 $35.87 $42.84 $46.45 $52.75
Total return
g
................................... 48.51% (10.73)% 10.52% (3.77)% 19.62%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.75% 1.83% 1.81% 1.80% 1.80%
Expenses net of waiver and payments by affiliates ....... 1.75%
h
1.82%
i
1.80%
i
1.78%
i
1.78%
i
Net investment income (loss) ...................... 0.05%
c
0.34% 0.35%
d
(0.06)%
e
(0.17)%
f
Supplemental data
Net assets, end of year (000’s) ..................... $99,994 $77,586 $111,639 $138,188 $225,228
Portfolio turnover rate ............................ 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.23)%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.46)%.
g
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
i
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $41.31 $48.88 $51.98 $58.37 $50.87
Income from investment operations
a
:
Net investment income
b
......................... 0.32
c
0.35 0.40
d
0.25
e
0.18
f
Net realized and unrealized gains (losses) ........... 19.79 (4.97) 3.94 (1.93) 9.93
Total from investment operations .................... 20.11 (4.62) 4.34 (1.68) 10.11
Less distributions from:
Net investment income .......................... (0.24) (0.45) (0.26) (0.21) —
Net realized gains ............................. (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ............................... (0.99) (2.95) (7.44) (4.71) (2.61)
Net asset value, end of year ....................... $60.43 $41.31 $48.88 $51.98 $58.37
Total return .................................... 49.22% (10.27)% 11.06% (3.28)% 20.23%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.25% 1.33% 1.31% 1.30% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.25%
g
1.32%
h
1.30%
h
1.28%
h
1.28%
h
Net investment income ........................... 0.56%
c
0.84% 0.85%
d
0.44%
e
0.33%
f
Supplemental data
Net assets, end of year (000’s) ..................... $150,288 $106,201 $143,634 $158,678 $209,627
Portfolio turnover rate ............................ 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.55%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.27%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.04%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $44.37 $52.29 $55.17 $61.71 $53.60
Income from investment operations
a
:
Net investment income
b
......................... 0.71
c
0.65 0.75
d
0.66
e
0.58
f
Net realized and unrealized gains (losses) ........... 21.27 (5.27) 4.23 (2.05) 10.49
Total from investment operations .................... 21.98 (4.62) 4.98 (1.39) 11.07
Less distributions from:
Net investment income .......................... (0.55) (0.80) (0.68) (0.65) (0.35)
Net realized gains ............................. (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ............................... (1.30) (3.30) (7.86) (5.15) (2.96)
Net asset value, end of year ....................... $65.05 $44.37 $52.29 $55.17 $61.71
Total return .................................... 50.21% (9.65)% 11.82% (2.63)% 21.07%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.62% 0.68% 0.66% 0.66% 0.60%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.64%
g
0.61%
g
0.60%
g
0.58%
g
Net investment income ........................... 1.15%
c
1.47% 1.54%
d
1.12%
e
1.03%
f
Supplemental data
Net assets, end of year (000’s) ..................... $1,336,020 $510,946 $362,397 $270,426 $221,246
Portfolio turnover rate ............................ 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.24%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.95%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.74%.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $44.44 $52.36 $55.19 $61.66 $53.58
Income from investment operations
a
:
Net investment income
b
......................... 0.63
c
0.58 0.67
d
0.56
e
0.48
f
Net realized and unrealized gains (losses) ........... 21.30 (5.29) 4.24 (2.06) 10.48
Total from investment operations .................... 21.93 (4.71) 4.91 (1.50) 10.96
Less distributions from:
Net investment income .......................... (0.49) (0.71) (0.56) (0.47) (0.27)
Net realized gains ............................. (0.75) (2.50) (7.18) (4.50) (2.61)
Total distributions ............................... (1.24) (3.21) (7.74) (4.97) (2.88)
Net asset value, end of year ....................... $65.13 $44.44 $52.36 $55.19 $61.66
Total return .................................... 49.98% (9.81)% 11.61% (2.81)% 20.84%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.75% 0.83% 0.81% 0.80% 0.80%
Expenses net of waiver and payments by affiliates ....... 0.75%
g
0.82%
h
0.80%
h
0.78%
h
0.78%
h
Net investment income ........................... 1.01%
c
1.30% 1.35%
d
0.94%
e
0.83%
f
Supplemental data
Net assets, end of year (000’s) ..................... $1,687,270 $646,240 $522,329 $544,792 $583,364
Portfolio turnover rate ............................ 52.76% 67.46% 57.84% 53.26% 33.38%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Net investment income per share includes approximately $0.14 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
e
Net investment income per share includes approximately $0.09 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.77%.
f
Net investment income per share includes approximately $0.16 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Statement of Investments, October 31, 2021
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 99.1%
Auto Components 1.9%
a
Adient plc ........................................... United States 1,472,962 $ 61,304,679
LCI Industries ........................................ United States 217,546 30,378,123
91,682,802
Banks 9.1%
Atlantic Union Bankshares Corp. .......................... United States 1,153,814 41,387,308
Bryn Mawr Bank Corp. ................................. United States 988,052 45,786,330
Camden National Corp. ................................. United States 314,399 14,965,392
Columbia Banking System, Inc. ........................... United States 1,655,576 56,504,809
First Horizon Corp. .................................... United States 2,995,863 50,839,795
First Interstate BancSystem , Inc., A ........................ United States 162,736 6,764,936
b
First of Long Island Corp. (The) ........................... United States 1,230,606 24,772,099
German American Bancorp, Inc. .......................... United States 571,608 22,532,787
Peoples Bancorp, Inc. .................................. United States 617,140 19,723,794
SouthState Corp. ..................................... United States 1,063,502 83,048,871
TriCo Bancshares ..................................... United States 908,962 39,839,805
Washington Trust Bancorp, Inc. ........................... United States 616,609 33,703,848
439,869,774
Biotechnology 0.2%
a
Mirum Pharmaceuticals, Inc. ............................. United States 159,163 2,527,509
a
Rhythm Pharmaceuticals, Inc. ............................ United States 808,479 9,305,593
11,833,102
Building Products 5.7%
b
Apogee Enterprises, Inc. ................................ United States 1,535,111 64,367,204
Insteel Industries, Inc. .................................. United States 422,236 17,172,338
a
Masonite International Corp. ............................. United States 442,544 53,109,706
UFP Industries, Inc. .................................... United States 1,379,175 112,857,890
Zurn Water Solutions Corp. .............................. United States 769,080 27,902,222
275,409,360
Chemicals 7.4%
Ashland Global Holdings, Inc. ............................ United States 1,250,955 120,104,189
Avient Corp. ......................................... United States 2,131,616 114,851,470
a
Elementis plc ........................................ United Kingdom 22,200,006 42,381,088
Minerals Technologies, Inc. .............................. United States 1,126,413 79,907,738
357,244,485
Communications Equipment 1.7%
a
NetScout Systems, Inc. ................................. United States 3,138,981 84,940,826
Construction & Engineering 4.4%
Argan , Inc. .......................................... United States 586,192 24,186,282
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 4,091,750 62,276,435
a
WillScot Mobile Mini Holdings Corp. ....................... United States 3,604,622 125,260,614
211,723,331
Construction Materials 2.2%
a
Summit Materials, Inc., A ................................ United States 3,008,434 107,250,672
Electric Utilities 0.8%
IDACORP, Inc. ....................................... United States 364,837 38,059,796
Electrical Equipment 1.9%
Regal Rexnord Corp. .................................. United States 592,924 90,320,113
Electronic Equipment, Instruments & Components 4.3%
b
Benchmark Electronics, Inc. ............................. United States 2,564,535 59,779,311
CTS Corp. .......................................... United States 159,272 5,673,269

Franklin Value Investors Trust
Statement of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
II-VI, Inc. ............................................ United States 176,983 $ 10,709,241
a,b
Knowles Corp. ....................................... United States 6,274,688 130,764,498
206,926,319
Energy Equipment & Services 2.4%
Hunting plc .......................................... United Kingdom 4,813,093 11,157,900
a
Natural Gas Services Group, Inc. ......................... United States 531,000 6,037,470
a
NexTier Oilfield Solutions, Inc. ............................ United States 4,790,885 21,367,347
a
TechnipFMC plc ...................................... United Kingdom 10,649,964 78,490,235
117,052,952
Equity Real Estate Investment Trusts (REITs) 3.5%
Alexander & Baldwin, Inc. ............................... United States 1,390,506 34,109,112
Healthcare Realty Trust, Inc. ............................. United States 1,565,354 51,750,603
Highwoods Properties, Inc. .............................. United States 910,267 40,816,372
Kimco Realty Corp. .................................... United States 34,636 782,774
a
Sunstone Hotel Investors, Inc. ............................ United States 3,459,017 42,684,270
170,143,131
Food & Staples Retailing 0.2%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 201,565 11,779,459
Food Products 1.7%
Glanbia plc .......................................... Ireland 5,155,886 84,194,036
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 76,415 4,795,805
Health Care Equipment & Supplies 2.3%
a
Envista Holdings Corp. ................................. United States 1,470,995 57,515,905
a
Integer Holdings Corp. ................................. United States 625,374 56,296,167
113,812,072
Hotels, Restaurants & Leisure 7.6%
a,b
Dalata Hotel Group plc ................................. Ireland 11,474,366 49,073,911
a,b
Denny's Corp. ........................................ United States 5,238,722 83,295,680
a
Hilton Grand Vacations, Inc. ............................. United States 2,420,911 121,723,405
b
Jack in the Box, Inc. ................................... United States 1,139,195 112,723,345
366,816,341
Household Durables 0.1%
a
M/I Homes, Inc. ....................................... United States 72,295 4,139,612
Insurance 9.9%
Argo Group International Holdings Ltd. ..................... United States 435,707 24,007,456
CNO Financial Group, Inc. .............................. United States 3,578,579 86,386,897
Hanover Insurance Group, Inc. (The) ....................... United States 1,110,912 139,974,913
Horace Mann Educators Corp. ........................... United States 2,031,284 79,585,707
Old Republic International Corp. .......................... United States 2,907,251 75,094,293
Selective Insurance Group, Inc. ........................... United States 958,808 75,141,783
480,191,049
IT Services 1.4%
Alliance Data Systems Corp. ............................. United States 787,191 67,108,033
Leisure Products 1.4%
Brunswick Corp. ...................................... United States 714,832 66,543,711
Machinery 9.7%
Astec Industries, Inc. ................................... United States 230,038 12,279,428
Columbus McKinnon Corp. .............................. United States 292,721 13,836,922

Franklin Value Investors Trust
Statement of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Flowserve Corp. ...................................... United States 1,774,702 $ 59,665,481
b
Greenbrier Cos., Inc. (The) .............................. United States 2,638,829 108,244,766
Mueller Industries, Inc. ................................. United States 536,425 28,237,412
Mueller Water Products, Inc., A ........................... United States 3,891,727 63,863,240
REV Group, Inc. ...................................... United States 2,273,579 34,353,779
Terex Corp. .......................................... United States 535,689 23,998,867
Timken Co. (The) ..................................... United States 1,772,598 125,765,828
470,245,723
Metals & Mining 0.3%
Kaiser Aluminum Corp. ................................. United States 156,230 15,176,182
Multi-Utilities 1.5%
Black Hills Corp. ...................................... United States 1,065,010 70,695,364
Oil, Gas & Consumable Fuels 4.1%
Crescent Point Energy Corp. ............................. Canada 22,628,136 113,698,203
a
Green Plains, Inc. ..................................... United States 2,231,429 84,682,731
198,380,934
Professional Services 1.8%
ICF International, Inc. .................................. United States 308,855 31,036,839
Stantec , Inc. ......................................... Canada 998,269 55,159,221
86,196,060
Semiconductors & Semiconductor Equipment 0.0%
†
a
Cohu , Inc. ........................................... United States 38,544 1,234,950
Software 3.3%
a
ACI Worldwide, Inc. .................................... United States 3,337,303 102,388,456
Software AG ......................................... Germany 1,469,946 60,451,420
162,839,876
Specialty Retail 4.0%
a
Children's Place, Inc. (The) .............................. United States 470,537 39,002,812
a
Dufry AG ............................................ Switzerland 1,401,946 74,211,633
Group 1 Automotive, Inc. ................................ United States 461,305 82,942,639
196,157,084
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. ......................................... United States 219,540 21,629,081
Thrifts & Mortgage Finance 0.4%
a
Enact Holdings, Inc. ................................... United States 822,145 18,892,892
Trading Companies & Distributors 3.4%
Herc Holdings, Inc. .................................... United States 333,957 60,793,532
b
McGrath RentCorp .................................... United States 1,415,929 102,145,118
162,938,650
Total Common Stocks (Cost $3,971,670,533) ....................................
4,806,223,577

Franklin Value Investors Trust
Statement of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

Short Term Investments 1.0%
a a
Country Shares
a
Value
a
Money Market Funds 1.0%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 50,903,498 $ 50,903,498
Total Money Market Funds (Cost $50,903,498) ..................................
50,903,498
Total Short Term Investments (Cost $50,903,498 ) ................................
50,903,498
a
Total Investments (Cost $4,022,574,031) 100.1% ................................
$4,857,127,075
Other Assets, less Liabilities (0.1)% ...........................................
(5,995,092)
Net Assets 100.0% ...........................................................
$4,851,131,983
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 8 regarding holdings of 5% voting securities.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $139,211,113 $685,531,745 $3,252,502,964
Cost - Non-controlled affiliates (Note 3 f and 8 ) .................. 7,943,014 47,616,094 770,071,067
Value - Unaffiliated issuers ................................ $215,827,947 $869,525,806 $4,008,781,210
Value - Non-controlled affiliates (Note 3 f and 8 ) ................. 7,943,014 47,616,094 848,345,865
Cash .................................................. — — 23
Foreign currency, at value (cost $–, $– and $61,178 , respectively) .... — — 61,178
Receivables:
Investment securities sold ................................. — 925,158 18,927,518
Capital shares sold ...................................... 319,339 454,716 5,164,107
Dividends and interest ................................... 21,879 400,398 1,037,009
Other assets ............................................ — 1,196 —
Total assets ........................................ 224,112,179 918,923,368 4,882,316,910
Liabilities:
Payables:
Investment securities purchased ............................ 417,033 4,479,767 21,320,255
Capital shares redeemed ................................. 239,422 650,503 5,764,101
Management fees ....................................... 139,868 362,309 2,222,271
Distribution fees ........................................ 34,024 186,186 486,947
Transfer agent fees ...................................... 43,752 197,028 1,222,688
Professional fees ....................................... 51,378 55,512 61,146
Accrued expenses and other liabilities ......................... 19,473 92,986 107,519
Total liabilities ....................................... 944,950 6,024,291 31,184,927
Net assets, at value ............................... $223,167,229 $912,899,077 $4,851,131,983
Net assets consist of:
Paid-in capital ........................................... $116,847,782 $621,367,307 $3,604,117,535
Total distributable earnings (losses) ........................... 106,319,447 291,531,770 1,247,014,448
Net assets, at value ............................... $223,167,229 $912,899,077 $4,851,131,983

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2021
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $161,200,470 $790,328,840 $1,577,560,505
Shares outstanding ...................................... 4,948,469 19,662,208 25,762,053
Net asset value per share
a
................................ $32.58 $40.20 $61.24
Maximum offering price per share (net asset value per share ÷
94.50%) .............................................. $34.48 $42.54 $64.80
Class C:
Net assets, at value ..................................... $— $20,131,529 $99,993,940
Shares outstanding ...................................... — 527,736 1,913,851
Net asset value and maximum offering price per share
a
........... $— $38.15 $52.25
Class R:
Net assets, at value ..................................... $— $6,361,617 $150,287,780
Shares outstanding ...................................... — 157,709 2,486,939
Net asset value and maximum offering price per share ........... $— $40.34 $60.43
Class R6:
Net assets, at value ..................................... $23,137,415 $39,290,193 $1,336,019,606
Shares outstanding ...................................... 696,797 937,100 20,537,044
Net asset value and maximum offering price per share ........... $33.21 $41.93 $65.05
Advisor Class:
Net assets, at value ..................................... $38,829,344 $56,786,898 $1,687,270,152
Shares outstanding ...................................... 1,178,186 1,350,884 25,906,126
Net asset value and maximum offering price per share ........... $32.96 $42.04 $65.13
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2021
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $14,269, $341,262 and $225,383, respectively)
Unaffiliated issuers ...................................... $3,240,585 $16,780,129 $66,064,850
Non-controlled affiliates (Note 3 f and 8 ) ....................... 542 2,345 8,538,703
Interest:
Unaffiliated issuers ...................................... — 513,300 49,852
Total investment income ................................. 3,241,127 17,295,774 74,653,405
Expenses:
Management fees (Note 3 a ) ................................. 1,516,453 3,967,921 22,864,111
Distribution fees: (Note 3c )
    Class A .............................................. 360,471 1,782,086 3,823,183
    Class C .............................................. — 210,581 1,119,242
    Class R .............................................. — 29,278 737,210
Transfer agent fees: (Note 3e )
    Class A .............................................. 186,130 958,859 2,819,279
    Class C .............................................. — 28,310 206,367
    Class R .............................................. — 7,897 272,483
    Class R6 ............................................. 11,182 24,053 609,556
    Advisor Class .......................................... 49,654 67,676 2,462,563
Custodian fees (Note 4 ) .................................... 869 4,447 22,002
Reports to shareholders fees ................................ 28,121 106,796 264,367
Registration and filing fees .................................. 56,853 98,805 234,111
Professional fees ......................................... 107,060 105,982 130,590
Trustees' fees and expenses ................................ 12,370 50,260 236,133
Other .................................................. 9,137 22,830 64,659
Total expenses ....................................... 2,338,300 7,465,781 35,865,856
Expense reductions (Note 4 ) ............................. — (6) —
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (10,095) (37,518) (341,032)
Net expenses ....................................... 2,328,205 7,428,257 35,524,824
Net investment income .............................. 912,922 9,867,517 39,128,581
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 32,607,209 156,901,654 431,391,179
Non-controlled affiliates (Note 3 f and 8 ) ..................... — — 13,402,303
Foreign currency transactions .............................. 901 (8,020) 156,548
Net realized gain (loss) ................................ 32,608,110 156,893,634 444,950,030
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... 40,148,742 140,358,993 736,301,397
Non-controlled affiliates (Note 3 f and 8 ) ..................... — — 62,196,304
Translation of other assets and liabilities denominated in foreign currencies ........................................... — — (10,798)
Net change in unrealized appreciation (depreciation) .......... 40,148,742 140,358,993 798,486,903
Net realized and unrealized gain (loss) .......................... 72,756,852 297,252,627 1,243,436,933
Net increase (decrease) in net assets resulting from operations ........ $73,669,774 $307,120,144 $1,282,565,514

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ............ $912,922 $826,718 $9,867,517 $27,754,071
Net realized gain (loss) ............ 32,608,110 8,450,976 156,893,634 (51,050,450)
Net change in unrealized appreciation
(depreciation) ................. 40,148,742 (31,579,004) 140,358,993 (91,259,740)
Net increase (decrease) in net
assets resulting from operations . 73,669,774 (22,301,310) 307,120,144 (114,556,119)
Distributions to shareholders:
Class A ........................ (6,083,695) (22,379,215) (22,744,402) (55,980,118)
Class C ........................ — — (552,317) (1,950,834)
Class R ........................ — — (173,376) (484,796)
Class R6 ....................... (884,169) (3,108,432) (1,236,499) (2,794,097)
Advisor Class ................... (1,530,858) (4,396,451) (1,479,012) (3,607,514)
Total distributions to shareholders ..... (8,498,722) (29,884,098) (26,185,606) (64,817,359)
Capital share transactions: (Note 2 )
Class A ........................ 20,172,380 (12,239,692) 8,798,321 (42,590,380)
Class C ........................ — — (2,860,901) (5,609,273)
Class R ........................ — — (135,103) (990,297)
Class R6 ....................... 4,300,636 (1,373,665) (1,292,605) (1,026,422)
Advisor Class ................... 4,780,407 (308,576) 6,589,376 (3,496,139)
Total capital share transactions ....... 29,253,423 (13,921,933) 11,099,088 (53,712,511)
Net increase (decrease) in net
assets ..................... 94,424,475 (66,107,341) 292,033,626 (233,085,989)
Net assets:
Beginning of year .................. 128,742,754 194,850,095 620,865,451 853,951,440
End of year ...................... $223,167,229 $128,742,754 $912,899,077 $620,865,451

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $39,128,581 $26,297,458
Net realized gain (loss) ................................................. 444,950,030 47,855,032
Net change in unrealized appreciation (depreciation) ........................... 798,486,903 (292,809,144)
Net increase (decrease) in net assets resulting from operations ................ 1,282,565,514 (218,656,654)
Distributions to shareholders:
Class A ............................................................. (27,860,860) (82,154,393)
Class C ............................................................. (1,853,782) (7,034,679)
Class R ............................................................. (2,516,577) (8,475,708)
Class R6 ............................................................ (16,086,898) (23,812,714)
Advisor Class ........................................................ (20,153,588) (32,065,484)
Total distributions to shareholders .......................................... (68,471,705) (153,542,978)
Capital share transactions: (Note 2 )
Class A ............................................................. (46,025,652) 1,190,848
Class C ............................................................. (13,872,001) (14,696,868)
Class R ............................................................. (4,495,364) (14,716,760)
Class R6 ............................................................ 552,286,445 194,123,939
Advisor Class ........................................................ 685,131,851 196,078,056
Total capital share transactions ............................................ 1,173,025,279 361,979,215
Net increase (decrease) in net assets ................................... 2,387,119,088 (10,220,417)
Net assets:
Beginning of year ....................................................... 2,464,012,895 2,474,233,312
End of year ........................................................... $4,851,131,983 $2,464,012,895

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting of
three separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). The classes of
shares offered within each of the Funds are indicated below.
Effective August 2, 2021, Class C shares automatically
convert to Class A shares on a monthly basis, after they
have been held for 8 years. Prior to August 2, 2021, Class
C shares converted to Class A shares after a 10-year
holding period. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin MicroCap Value Fund
Class A, Class C, Class R , Class R6 & Advisor Class
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund
a
a
Effective May 27, 2021, the Franklin Small Cap Value Fund was closed to new investors with limited exceptions.
The following summarizes the Funds' significant accounting
policies .
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2021, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy (referred to as “market level fair value”). See the
Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional tax reclaims for previously withheld taxes on dividends earned
in those countries (EU reclaims). Income recognized, if
any, for EU reclaims is reflected as other income in the
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Statements of Operations and any related receivable, if
any, is reflected as European Union tax reclaims in the
Statements of Assets and Liabilities. When uncertainty
exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims
received by the Funds, if any, reduce the amount of foreign
taxes Fund shareholders can use as tax deductions or
credits on their income tax returns.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2021, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2021, there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2021
Shares sold
a
................................... 1,462,945 $46,213,507 4,681,925 $175,735,473
Shares issued in reinvestment of distributions .......... 226,581 5,893,373 660,772 20,853,982
Shares redeemed ............................... (1,059,767) (31,934,500) (5,202,212) (187,791,134)
Net increase (decrease) .......................... 629,759 $20,172,380 140,485 $8,798,321
Year ended October 31, 2020
Shares sold
a
................................... 428,347 $9,501,219 2,819,939 $79,041,978
Shares issued in reinvestment of distributions .......... 830,982 21,572,312 1,561,575 52,656,311
Shares redeemed ............................... (1,916,035) (43,313,223) (6,123,604) (174,288,669)
Net increase (decrease) .......................... (656,706) $(12,239,692) (1,742,090) $(42,590,380)
Class C
Class C Shares:
Year ended October 31, 2021
Shares sold ................................... — $— 256,950 $9,200,910
Shares issued in reinvestment of distributions .......... — — 18,229 549,596
Shares redeemed
a
.............................. — — (353,358) (12,611,407)
Net increase (decrease) .......................... — $— (78,179) $(2,860,901)
Year ended October 31, 2020
Shares sold ................................... — $— 96,058 $2,582,107
Shares issued in reinvestment of distributions .......... — — 59,874 1,930,328
Shares redeemed
a
.............................. — — (382,275) (10,121,708)
Net increase (decrease) .......................... — $— (226,343) $(5,609,273)
Class R
Class R Shares:
Year ended October 31, 2021
Shares sold ................................... — $— 25,435 $959,623
Shares issued in reinvestment of distributions .......... — — 5,464 173,376
Shares redeemed ............................... — — (34,551) (1,268,102)
Net increase (decrease) .......................... — $— (3,652) $(135,103)
Year ended October 31, 2020
Shares sold ................................... — $— 22,465 $639,551
Shares issued in reinvestment of distributions .......... — — 14,301 484,796
Shares redeemed ............................... — — (70,324) (2,114,644)
Net increase (decrease) .......................... — $— (33,558) $(990,297)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2021
Shares sold ................................... 383,411 $11,842,262 248,335 $9,612,236
Shares issued in reinvestment of distributions .......... 4,821 127,434 37,469 1,229,343
Shares redeemed ............................... (246,239) (7,669,060) (321,570) (12,134,184)
Net increase (decrease) .......................... 141,993 $4,300,636 (35,766) $(1,292,605)
Year ended October 31, 2020
Shares sold ................................... 283,278 $6,707,316 249,050 $7,046,896
Shares issued in reinvestment of distributions .......... 14,928 393,344 79,333 2,776,662
Shares redeemed ............................... (390,000) (8,474,325) (368,427) (10,849,980)
Net increase (decrease) .......................... (91,794) $(1,373,665) (40,044) $(1,026,422)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2021
Shares sold ................................... 969,102 $31,340,755 533,163 $20,901,972
Shares issued in reinvestment of distributions .......... 56,508 1,483,316 44,043 1,450,354
Shares redeemed ............................... (866,250) (28,043,664) (407,969) (15,762,950)
Net increase (decrease) .......................... 159,360 $4,780,407 169,237 $6,589,376
Year ended October 31, 2020
Shares sold ................................... 386,269 $8,110,912 322,101 $9,451,208
Shares issued in reinvestment of distributions .......... 148,499 3,890,674 99,129 3,481,418
Shares redeemed ............................... (518,374) (12,310,162) (556,465) (16,428,765)
Net increase (decrease) .......................... 16,394 $(308,576) (135,235) $(3,496,139)
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2021
Shares sold
a
................................... 6,789,553 $391,493,645
Shares issued in reinvestment of distributions .......... 511,688 25,702,130
Shares redeemed ............................... (8,383,289) (463,221,427)
Net increase (decrease) .......................... (1,082,048) $(46,025,652)
Year ended October 31, 2020
Shares sold
a
................................... 6,402,049 $258,927,519
Shares issued in reinvestment of distributions .......... 1,479,423 71,322,933
Shares redeemed ............................... (8,004,098) (329,059,604)
Net increase (decrease) .......................... (122,626) $1,190,848
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Year ended October 31, 2021
Shares sold ................................... 748,913 $36,643,555
Shares issued in reinvestment of distributions .......... 41,812 1,803,779
Shares redeemed
a
.............................. (1,039,615) (52,319,335)
Net increase (decrease) .......................... (248,890) $(13,872,001)
Year ended October 31, 2020
Shares sold ................................... 494,796 $17,484,715
Shares issued in reinvestment of distributions .......... 161,132 6,706,295
Shares redeemed
a
.............................. (1,099,019) (38,887,878)
Net increase (decrease) .......................... (443,091) $(14,696,868)
Class R
Class R Shares:
Year ended October 31, 2021
Shares sold ................................... 820,094 $47,246,697
Shares issued in reinvestment of distributions .......... 50,187 2,493,272
Shares redeemed ............................... (954,221) (54,235,333)
Net increase (decrease) .......................... (83,940) $(4,495,364)
Year ended October 31, 2020
Shares sold ................................... 620,441 $24,909,293
Shares issued in reinvestment of distributions .......... 174,103 8,306,474
Shares redeemed ............................... (1,162,316) (47,932,527)
Net increase (decrease) .......................... (367,772) $(14,716,760)
Class R6
Class R6 Shares:
Year ended October 31, 2021
Shares sold ................................... 14,413,112 $885,847,704
Shares issued in reinvestment of distributions .......... 263,119 13,990,043
Shares redeemed ............................... (5,653,897) (347,551,303)
Net increase (decrease) .......................... 9,022,334 $552,286,444
Year ended October 31, 2020
Shares sold ................................... 7,493,033 $317,962,776
Shares issued in reinvestment of distributions .......... 404,768 20,618,886
Shares redeemed ............................... (3,313,426) (144,457,723)
Net increase (decrease) .......................... 4,584,375 $194,123,939
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Franklin MicroCap Value Fund pays an investment management fee to Franklin Mutual of 0.75% per year of the average daily net assets of the Fund.
Franklin Mutual U.S. Value Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2021
Shares sold ................................... 18,326,262 $1,123,861,942
Shares issued in reinvestment of distributions .......... 308,116 16,422,595
Shares redeemed ............................... (7,270,843) (455,152,686)
Net increase (decrease) .......................... 11,363,535 $685,131,851
Year ended October 31, 2020
Shares sold ................................... 8,573,228 $364,499,694
Shares issued in reinvestment of distributions .......... 492,792 25,181,684
Shares redeemed ............................... (4,498,423) (193,603,322)
Net increase (decrease) .......................... 4,567,597 $196,078,056
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors)
(formerly Franklin Templeton Distributors, Inc.)
Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Small Cap Value Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2021, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds’ Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds’ Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.750% 0.480% 0.544%
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Reimbursement Plans:
Class A ............................... 0.25% 0.25% 0.35%
Compensation Plans:
Class C ............................... — 1.00% 1.00%
Class R ............................... — 0.50% 0.50%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended October 31, 2021, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2021, investments in affiliated management investment companies were as follows:
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $45,361 $81,164 $172,417
CDSC retained ........................... $27 $2,413 $17,533
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $116,276 $479,331 $2,619,285 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $2,721,839 $74,840,300 $(69,619,125) $— $— $7,943,014 7,943,014 $542
Total Affiliated Securities ... $2,721,839 $74,840,300 $(69,619,125) $— $— $7,943,014 $542
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until February 28, 2022.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the year ended October 31, 2021, the custodian fees were reduced as noted in the Statements of Operations.
5. Income Taxes
During the year ended October 31, 2021, Franklin Mutual U.S. Value Fund utilized $51,110,257 of capital loss carryforwards.
The tax character of distributions paid during the years ended October 31, 2021 and 2020, was as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $21,438,515 $218,652,370 $(192,474,791) $— $— $47,616,094 47,616,094 $2,345
Total Affiliated Securities ... $21,438,515 $218,652,370 $(192,474,791) $— $— $47,616,094 $2,345
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $67,492,583 $1,081,527,872 $(1,098,116,957) $— $— $50,903,498 50,903,498 $4,078
Total Affiliated Securities ... $67,492,583 $1,081,527,872 $(1,098,116,957) $— $— $50,903,498 $4,078
Franklin MicroCap Value Fund Franklin Mutual U.S. Value Fund
2021 2020 2021 2020
Distributions paid from:
Ordinary income ........................ $743,894 $775,806 $26,185,606 $12,937,860
Long term capital gain .................... 7,754,828 29,108,292 — 51,879,499
$8,498,722 $29,884,098 $26,185,606 $64,817,359
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
At October 31, 2021, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2021, were as follows:
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin Small Cap Value Fund
2021 2020
Distributions paid from:
Ordinary income ........................ $62,291,644 $30,344,654
Long term capital gain .................... 6,180,061 123,198,324
$68,471,705 $153,542,978
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $147,262,891 $734,328,492 $4,043,536,029
Unrealized appreciation ..................... $83,719,503 $194,845,778 $925,162,721
Unrealized depreciation ..................... (7,211,433) (12,032,370) (111,571,675)
Net unrealized appreciation (depreciation) ....... $76,5 08,070 $182,813,408 $813,591,046
Distributable earnings:
Undistributed ordinary income ................ $3,689,006 $7,733,915 $227,434,766
Undistributed long term capital gains ........... 26,122,376 100,984,451 205,990,845
Total distributable earnings .................. $29,811,382 $108,718,366 $433,425,611
Franklin
MicroCap Value
Fund
Franklin Mutual
U.S. Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $78,219,675 $472,921,799 $3,316,720,464
Sales .................................. $61,322,860 $498,205,815 $2,140,902,759
5. Income Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
8. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2021, investments in “affiliated companies” were as follows:
9. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 4, 2022. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2021, the
Funds did not use the Global Credit Facility.
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Apogee Enterprises, Inc. $ 11,870,152 $ 35,563,797 $ — $ — $ 16,933,255 $ 64,367,204 1,535,111 $ 1,069,201
Benchmark Electronics,
Inc. ............ 17,701,417 47,645,006 — — (5,567,112) 59,779,311 2,564,535 1,120,286
Dalata Hotel Group plc . 6,404,704 44,484,582 — — (1,815,375) 49,073,911 11,474,366 —
Denny's Corp ....... 10,968,662 63,605,456 (4,630,788) (1,126,462) 14,478,812 83,295,680 5,238,722 —
First of Long Island Corp.
(The) ........... 18,988,250 — — — 5,783,849 24,772,099 1,230,606 947,567
Great Lakes Dredge &
Dock Corp. ....... — 59,808,436 — — 2,467,999 62,276,435 4,091,750 —
Greenbrier Cos., Inc. (The) 48,148,697 49,223,422 (10,528,034) (1,791,928) 23,192,609 108,244,766 2,638,829 2,434,249
Jack in the Box, Inc. ... 52,897,964 69,586,847 (15,279,899) (660,004) 6,178,437 112,723,345 1,139,195 1,184,906
Knowles Corp ....... — 128,129,092 — — 2,635,406 130,764,498 6,274,688 —
McGrath RentCorp .... 34,616,737 62,185,646 (1,149,082) 127,094 6,364,723 102,145,118 1,415,929 1,623,851
Wabash National Corp. . 39,682,215 — (48,079,519) 16,853,603 (8,456,299) —
a
— 154,565
Total Affiliated Securities
(Value is 16.4% of Net
Assets) .......... $241,278,798 $560,232,284 $(79,667,322) $ 13,402,303 $ 62,196,304 $797,442,367 $8,534,625
a
As of October 31, 2021, no longer held by the fund.

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
10. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2021, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 215,827,947 $ — $ — $ 215,827,947
Short Term Investments ................... 7,943,014 — — 7,943,014
Total Investments in Securities ........... $223,770,961 $— $— $223,770,961
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 17,009,047 11,301,952 — 28,310,999
Automobiles .......................... 16,871,994 — — 16,871,994
Banks ............................... 65,201,796 24,007,648 — 89,209,444
Building Products ...................... 22,375,355 — — 22,375,355
Chemicals ........................... 41,211,844 — — 41,211,844
Commercial Services & Supplies ........... 12,858,312 — — 12,858,312
Construction Materials .................. — 10,081,255 — 10,081,255
Diversified Financial Services ............. 22,891,537 — — 22,891,537
Electric Utilities ........................ 32,060,625 — — 32,060,625
Electrical Equipment .................... 10,474,972 — — 10,474,972
Electronic Equipment, Instruments &
Components ........................ 11,107,479 — — 11,107,479
Energy Equipment & Services ............. 17,737,871 — — 17,737,871
Equity Real Estate Investment Trusts (REITs) . 58,828,910 — — 58,828,910
Food Products ........................ 43,553,195 — — 43,553,195
Health Care Equipment & Supplies ......... 13,518,890 — — 13,518,890
Health Care Providers & Services .......... 41,547,336 — — 41,547,336
Household Durables .................... 16,854,712 — — 16,854,712
Independent Power and Renewable Electricity
Producers .......................... 17,710,669 — — 17,710,669
Industrial Conglomerates ................ 18,516,267 — — 18,516,267
Insurance ............................ 67,585,547 — — 67,585,547
IT Services ........................... 54,207,219 — — 54,207,219
Machinery ............................ 22,824,446 — — 22,824,446
Media ............................... 19,075,921 — — 19,075,921
Oil, Gas & Consumable Fuels ............. 13,593,970 — — 13,593,970
Pharmaceuticals ....................... 29,906,289 32,744,860 — 62,651,149
Professional Services ................... 15,660,912 — — 15,660,912
Software ............................. 20,999,762 — — 20,999,762

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Specialty Retail ........................ $ 27,342,773 $ — $ — $ 27,342,773
Technology Hardware, Storage & Peripherals . 19,468,874 — — 19,468,874
Textiles, Apparel & Luxury Goods .......... 18,728,993 — — 18,728,993
Trading Companies & Distributors .......... 1,664,574 — — 1,664,574
Short Term Investments ................... 47,616,094 — — 47,616,094
Total Investments in Securities ........... $839,006,185 $78,135,715
b
$— $917,141,900
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Auto Components ...................... 91,682,802 — — 91,682,802
Banks ............................... 439,869,774 — — 439,869,774
Biotechnology ......................... 11,833,102 — — 11,833,102
Building Products ...................... 275,409,360 — — 275,409,360
Chemicals ........................... 357,244,485 — — 357,244,485
Communications Equipment .............. 84,940,826 — — 84,940,826
Construction & Engineering ............... 211,723,331 — — 211,723,331
Construction Materials .................. 107,250,672 — — 107,250,672
Electric Utilities ........................ 38,059,796 — — 38,059,796
Electrical Equipment .................... 90,320,113 — — 90,320,113
Electronic Equipment, Instruments &
Components ........................ 206,926,319 — — 206,926,319
Energy Equipment & Services ............. 117,052,952 — — 117,052,952
Equity Real Estate Investment Trusts (REITs) . 170,143,131 — — 170,143,131
Food & Staples Retailing ................. 11,779,459 — — 11,779,459
Food Products ........................ — 84,194,036 — 84,194,036
Gas Utilities .......................... 4,795,805 — — 4,795,805
Health Care Equipment & Supplies ......... 113,812,072 — — 113,812,072
Hotels, Restaurants & Leisure ............. 366,816,341 — — 366,816,341
Household Durables .................... 4,139,612 — — 4,139,612
Insurance ............................ 480,191,049 — — 480,191,049
IT Services ........................... 67,108,033 — — 67,108,033
Leisure Products ....................... 66,543,711 — — 66,543,711
Machinery ............................ 470,245,723 — — 470,245,723
Metals & Mining ....................... 15,176,182 — — 15,176,182
Multi-Utilities .......................... 70,695,364 — — 70,695,364
Oil, Gas & Consumable Fuels ............. 198,380,934 — — 198,380,934
Professional Services ................... 86,196,060 — — 86,196,060
Semiconductors & Semiconductor Equipment . 1,234,950 — — 1,234,950
Software ............................. 102,388,456 60,451,420 — 162,839,876
Specialty Retail ........................ 121,945,451 74,211,633 — 196,157,084
Textiles, Apparel & Luxury Goods .......... 21,629,081 — — 21,629,081
Thrifts & Mortgage Finance ............... 18,892,892 — — 18,892,892
Trading Companies & Distributors .......... 162,938,650 — — 162,938,650
Short Term Investments ................... 50,903,498 — — 50,903,498
Total Investments in Securities ........... $4,638,269,986 $218,857,089
c
$— $4,857,127,075
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $78,135,715, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $218,857,089, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
11. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January
2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.
12. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Value Investors Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Franklin Value Investors Trust and Shareholders of Franklin MicroCap Value Fund, Franklin Mutual
U.S. Value Fund, and Franklin Small Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Value Investors Trust (the “Trust”)
(comprising Franklin MicroCap Value Fund, Franklin Mutual U.S. Value Fund (formerly, Franklin Balance Sheet Investment
Fund), and Franklin Small Cap Value Fund (collectively referred to as the “Funds”), including the statements of investments, as of October 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin Value
Investors Trust at October 31, 2021, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.
The financial highlights for the period then ended October 31, 2017 for each of the Funds were audited by another auditor, who expressed an unqualified opinion in their report, dated December 18, 2017.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
December 20, 2021

Franklin Value Investors Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds below hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2021:
Pursuant to:
Franklin MicroCap
Value Fund
Franklin Mutual
U.S. Value Fund
Franklin Small Cap
Value Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $10,865,270 $4,628,838 $30,506,497
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $2,057,988 $12,197,581 $69,622,547
Qualified Dividend Income Earned
(QDI) §854(b)(1)(B) $2,191,863 $15,855,757 $73,151,618
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $327,727 — $60,218,010

Franklin Value Investors Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edward I. Altman, Ph.D. (1941) Trustee Since 2015 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Max L. Heine Professor of Finance, Emeritus and Director of The Credit and Debt Markets Research Program, Salomon Center, Stern School
of Business, New York University; editor and author of numerous financial publications; financial consultant; an adviser to numerous financial and publishing organizations; and formerly , Vice Director, Salomon Center, Stern School of Business, New York University.
Ann Torre Bates (1958) Chairperson and
Trustee
Chairperson since
2020 and Trustee
since 2015
30 Ares Capital Corporation (specialty
finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Burton J. Greenwald (1929) Trustee Since 2001 11 Franklin Templeton Emerging
Markets Debt Opportunities Fund
PLC (1999-present) and formerly ,
Fiduciary International Ireland
Limited (1999-2015).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Managing Director, B.J. Greenwald Associates (management consultants to the financial services industry); and formerly , Chairman,
Fiduciary Trust International Funds; Executive Vice President, L.F. Rothschild Fund Management, Inc.; President and Director, Merit Mutual
Funds; President, Underwriting Division and Director, National Securities & Research Corporation; Governor, Investment Company Institute;
and Chairman, ICI Public Information Committee.

Franklin Value Investors Trust

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Jan Hopkins Trachtman
(1947)
Trustee Since 2015 11 FTAC Olympus Acquisition Corp.
(special purpose fintech acquisition
company) (2020-present) and
FTAC Parnassus Acquisition Corp.
(special purpose fintech acquisition
company) (February 2021-present);
and formerly , FinTech Acquisition
Corp. III (special purpose fintech
acquisition company) (2018-2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Founder, The Jan Hopkins Group (communications consulting firm); serves on Alumni Advisory Board of Knight Bagehot
Fellowship; and formerly , President, Economic Club of New York (2007-2015); Anchor/Correspondent, CNN Financial News (until 2003);
Managing Director and Head of Client Communications, Citigroup Private Bank (until 2005); Off-Air Reporter, ABC News' World News Tonight;
and Editor, CBS Network News.
Keith E. Mitchell (1954) Trustee Since 2015 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various boards of asset management firms; and formerly , Managing Member, Mitchell, Hartley & Bechtel Advisers, LLC ( formerly ,
Mitchell Advisers, LLC) (advisory firm) (2003-2015) and Managing Director, Putman Lovell NBF.
David W. Niemiec (1949) Trustee Since 2011 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Robert E. Wade (1946) Trustee Since 2004 30 El Oro Ltd (investments) (2003-
2019).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Gregory H. Williams (1943) Trustee Since 2008 11 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Private investor; Consultant; and formerly , President, University of Cincinnati (2009-2012); President, The City College of New York (2001-
2009); Dean, College of Law, Ohio State University (1993-2001); and Associate Vice President, Academic Affairs and Professor of Law,
University of Iowa (1977-1993).
Independent Board Members
(continued)

Franklin Value Investors Trust

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2015 135 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
**Jennifer M. Johnson (1964) Trustee Since 2015 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Mutual Advisers, LLC,
Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christian K. Correa (1973) President, and
Chief Executive
Officer –
Investment
Management
Since March 2021 Not Applicable Not Applicable
c/o Franklin Mutual Advisers,
LLC
101 John F. Kennedy Parkway
Short Hills, NJ 07078-2716
Principal Occupation During at Least the Past 5 Years:
President, Franklin Mutual Advisers, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Secretary and
Vice President
Secretary since 2005
and Vice
President since 2009
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, FASA, LLC; Assistant Secretary, Franklin Distributors, LLC; and
certain funds in the Franklin Templeton/Legg Mason fund complex.

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Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971)
One Franklin Parkway
San Mateo, CA 94403-1906
Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Rupert H. Johnson, Jr. (1940) Vice President Since 1989 124 Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2011 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ryan R. Wheeler (1985) Interim Chief
Financial Officer,
Chief Accounting
Officer and
Treasurer
Since October 2021 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director, Fund Administration & Reporting; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Director,
Senior Manager and Manager PricewaterhouseCoopers, LLC (2014-January 2021).
Interested Board Members and Officers
(continued)

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*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Resources.
Note 1: Gregory E. Johnson and Jennifer M. Johnson are siblings. Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson and Jennifer M. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2015. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2011, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream Partners LP (2017-present). Mr. Niemiec was formerly a director of Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Interested Board Members and Officers
(continued)

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Board Review of Investment Management
Agreements
FRANKLIN VALUE INVESTORS TRUST
Franklin MicroCap Value Fund
Franklin Mutual U.S. Value Fund
Franklin Small Cap Value Fund
(each a Fund)
The Board of Trustees (Board), including a majority of
trustees that are not “interested persons” as such term is
defined in section 2(a)(19) of the Investment Company Act of
1940 (hereinafter referred to as “independent trustees”), at a meeting held on May 19, 2021, unanimously approved the
renewal of the Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose
of considering such renewal, the independent trustees
participated in two other meetings held in connection
with the renewal process. Throughout the process, the
independent trustees received assistance and advice
from and met separately with independent counsel. The
independent trustees met with and interviewed officers of
the investment manager (including portfolio managers),
the transfer agent and shareholder services group and
the distributor. In approving the renewal of the investment
management agreement for the Fund, the Board, including
the independent trustees, determined that the investment
management fee structure was fair and reasonable and that
continuance of the agreement was in the best interests of
the Fund and its shareholders.
In reaching their decision on the investment management
agreement, the trustees took into account information
furnished throughout the year at regular Board meetings,
as well as information specifically requested and furnished
for the renewal process, which culminated in the meetings
referred to above for the specific purpose of considering
such agreement. Information furnished throughout the year
included, among others, reports on the Fund’s investment
performance, expenses, portfolio composition, portfolio
brokerage execution, client commission arrangements,
derivatives, securities lending, asset segregation, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales
and redemptions, and marketing support payments made
to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin
Templeton (FT) complex in comparison with those charged
to other fund complexes deemed comparable. Also, related
financial statements and other information about the scope
and quality of services provided by the investment manager
and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received
periodic reports throughout the year and during the renewal
process relating to compliance with the Fund’s investment
policies and restrictions. During the renewal process, the
independent trustees considered the investment manager’s
methods of operation within the Franklin Templeton group
and its activities on behalf of other clients. The Board also reviewed and considered an annual report on payments
made by FT or the Fund to financial intermediaries, as
well as a memorandum relating to third-party servicing
arrangements, which included discussion of the changing
distribution landscape for the Fund.
The information obtained by the trustees during the
renewal process also included a special report prepared
by Broadridge Financial Solutions, Inc., an independent
third-party analyst that utilizes data from Lipper, Inc.
(“Lipper”), comparing the Fund’s investment performance
and expenses with those of other mutual funds deemed
comparable to the Fund as selected by Lipper (Broadridge
Section 15(c) Report). The trustees reviewed the Broadridge
Section 15(c) Report and its usefulness in the renewal
process with respect to matters such as comparative fees,
expenses, expense ratios, performance and volatility. They
concluded that the report continues to be a reliable resource in the performance of their duties.
In addition, the trustees received a Profitability Study
(Profitability Study) prepared by management discussing
the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees
continued to receive reports on management’s handling of
recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent
trustees were satisfied with the actions taken to date by
management in response to such regulatory and legal
matters.
The trustees reviewed the personnel, operations, financial
condition, and investment management capabilities,
methodologies and resources of the investment manager.
As part of this review, particular attention was given to
management’s diligent risk management program, including
continual monitoring and management of cybersecurity,
liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and
expected to be held by the Fund and how such instruments

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are used to carry out the Fund’s investment goal(s).
The Board also took into account, among other things,
management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by
FT to provide a source of cash for temporary and emergency
purposes or to meet unusual redemption requests as well
as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund
business. The Board noted management’s continuing
efforts and expenditures in establishing effective business
continuity plans and developing strategies to address areas
of heightened concern in the mutual fund industry, such as
cybersecurity in the current work-from-home environment
and liquidity risk management. The Board also recognized
management’s commitment to facilitating Board oversight
of particular areas, including derivatives and payments to
intermediaries, by enhanced reporting.
In addition to the above and other matters considered by
the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the
Board’s decision. This discussion of the information and
factors considered by the Board (including the information
and factors discussed above) is not intended to be
exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors
considered, the Board did not, unless otherwise noted, find
it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The
trustees reviewed the nature, extent and quality of the
services provided, and to be provided, by the investment
manager. The trustees cited the investment manager’s
ability to implement the Fund’s disciplined value investment approach and its long-term relationship with the Fund as
reasons that shareholders choose to invest, and remain
invested, in the Fund. The trustees reviewed the Fund’s
portfolio management team, including its performance,
staffing, skills and compensation program. With respect to
portfolio manager compensation, management assured
the trustees that the Fund’s long-term performance is a
significant component of incentive-based compensation
and noted that a portion of a portfolio manager’s incentive-
based compensation is paid in shares of pre- designated
funds from the portfolio manager’s fund management area.
The trustees noted that the portfolio manager compensation
program aligned the interests of the portfolio managers with that of shareholders of the Fund. The trustees discussed
with management various other products, portfolios and
entities that are advised by the investment manager and the
allocation of assets and expenses among and within them,
as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular
Board meetings and the aforementioned meetings of the
independent trustees, the trustees received reports and
presentations on the investment manager’s best execution
trading policies. The trustees considered periodic reports
provided to them showing that the investment manager
complied with the investment policies and restrictions of the
Fund as well as other reports periodically furnished to the
Board covering matters such as the compliance of portfolio
managers and other management personnel with the code
of ethics covering the investment management personnel,
the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations.
The Board noted the extent of the benefits provided to Fund
shareholders from being part of the Franklin Templeton
group of funds, including the right to exchange investments
between funds (same class) without a sales charge, the
ability to reinvest Fund dividends into other funds and the
right to combine holdings of other funds to obtain reduced
sales charges. The Board considered the investment
manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC
and other requirements.
The Board considered the nature, extent and quality of
the services to be provided under the Fund’s other service
agreements to determine that, on an overall basis, Fund
shareholders were well served. In this connection, the
Board also took into account transfer agent and shareholder
services provided to Fund shareholders by an affiliate of
the investment manager, noting continuing expenditures by
management to increase and improve the scope of such
services and favorable periodic reports on shareholder
services conducted by independent third parties. While such
considerations directly affected the trustees’ decision in
renewing the Fund’s transfer agent and shareholder services
agreement, the Board also considered these commitments
as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the
nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to the
Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value
investment approach of the Fund and to provide quality
services to the Fund and its shareholders.

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INVESTMENT PERFORMANCE. The trustees reviewed and
placed significant emphasis on the investment performance
of the Fund over the one-, three-, five- and 10-year periods ended December 31, 2020. They considered the history of
performance of the Fund relative to various benchmarks. As
part of their review, they inquired of management regarding
benchmarks, style drift and restrictions on permitted
investments. Consideration was also given to performance in
the context of available levels of cash during the periods.
The trustees had meetings during the year, including the
meetings referred to above held in connection with the
renewal process, with the Fund’s portfolio managers to
discuss performance and the management of the Fund.
As part of these discussions, the Board had extensive
discussions with senior management of FT regarding the
retirement of the Chief Investment Officer of the investment manager and the appointment of the new Chief Investment
Officer effective November 2, 2020, as well as other
personnel matters. In addition to the materials provided
by management in connection with the renewal process,
the independent trustees requested throughout the year
(and received) additional presentations from the investment
manager and senior management of FT regarding the
performance of the investment manager and the Fund. As
part of these presentations, the investment manager and
senior management of FT reviewed enhancements that
have been made, and are being made, to the investment
manager’s investment process.
Particular attention in assessing performance was given to
the Broadridge Section 15(c) Report. That report showed
the investment performance of the Fund (Class A shares) in
comparison to other funds determined comparable by Lipper.
Franklin Mutual U.S. Value Fund. The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional multi-cap value funds. The Fund had total
returns in the lowest performing quintile for the one-year
period ended December 31, 2020, and had annualized total
returns for the three- and five-year periods also in the lowest performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended
December 31, 2020 was also in the lowest performing
quintile. The trustees also compared Fund performance to
other industry benchmarks, including measures of risk-
adjusted performance of a fund, as part of their evaluation
of investment performance. The trustees discussed with
management the reasons for the relative underperformance
for the one-, three-, five- and 10-year periods ended
December 31, 2020. While disappointed with the relative
underperformance of the Fund, the Board did not believe
that any changes with respect to the Fund were warranted at
the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the enhancements to
the investment manager’s personnel and investment process
continue to be implemented. The Board noted that it would
continue to monitor future performance.
Franklin MicroCap Value Fund. The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the middle performing quintile for the one-year
period ended December 31, 2020, and had annualized
total returns for the three- and five-year periods in the
second-lowest performing quintile. The trustees noted
that the Fund’s total return on an annualized basis for the
10-year period ended December 31, 2020 was also in
the second-lowest performing quintile. The trustees also
compared Fund performance to other industry benchmarks,
including measures of risk-adjusted performance of a fund,
as part of their evaluation of investment performance.
The Board noted that on a risk-adjusted basis, the Fund’s
relative performance was more favorable. The trustees
discussed with management the reasons for the relative
underperformance for the three-, five-, and 10-year periods
ended December 31, 2020. While disappointed with the
relative underperformance of the Fund, the Board did not
believe that any changes with respect to the Fund were
warranted at the time, particularly since the recent personnel changes had taken effect on November 2, 2020 and the
enhancements to the investment manager’s personnel and
investment process continue to be implemented. The Board
noted that it would continue to monitor future performance.
Franklin Small Cap Value Fund. The comparable funds
to the Fund, as chosen by Lipper, included all retail and
institutional small-cap value funds. The Fund had total
returns in the second-best performing quintile for the one-
year period ended December 31, 2020, and had annualized
total returns for the three- and five-year periods in the best performing quintile. The trustees noted that the Fund’s total return on an annualized basis for the 10-year period ended
December 31, 2020 was also in the best performing quintile.
The Board was satisfied with such comparative performance.
The trustees also compared Fund performance to other
industry benchmarks, including measures of risk-adjusted
performance of a fund, as part of their evaluation of
investment performance. The trustees concluded that the
Fund had continued to perform well in comparison to its
various benchmarks and in the context of the Fund’s goal.

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COMPARATIVE EXPENSES AND MANAGEMENT
PROFITABILITY. The trustees considered the cost of the
services provided and to be provided and the profits realized by the investment manager and its affiliates from their
respective relationships with the Fund. As part of the renewal process, the trustees explored with management the trends
in expense ratios over the past three fiscal years and the
reasons for any increases in the Fund’s expense ratios (or
components thereof). In considering the appropriateness
of the management fee and other expenses charged to
the Fund, the Board took into account various factors
including investment performance and matters relating to
Fund operations, including, but not limited to, the quality
and experience of its portfolio managers and research
staff. Consideration was also given to a comparative
analysis in the Broadridge Section 15(c) Report of the
investment management fee and total expense ratio of the
Fund in comparison with those of a group of other funds
selected by Lipper as its appropriate Lipper expense group.
Lipper expense data is based upon information taken
from each fund’s most recent annual report, which reflects
historical asset levels that may be quite different from
those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and
the fact that expense ratios generally increase as assets
decline and decrease as assets grow, the Board believed
the independent analysis conducted by Lipper to be an
appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to the
Fund’s contractual management fee in comparison with the
contractual management fee that would have been charged
by other funds within its Lipper expense group assuming
they were similar in size to the Fund, as well as the actual total expenses of the Fund in comparison with those of its
Lipper expense group. The Lipper contractual management
fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative
consistency, are shown by Lipper for Fund Class A shares.
Franklin Mutual U.S. Value Fund. The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were in the
second-least expensive quintile of such group. The Board
was satisfied with such comparative fees and expenses.
Franklin MicroCap Value Fund. The Fund’s contractual
management fee rate was in the second-least expensive
quintile of its Lipper expense group and its total expenses
were in the middle quintile of such group. The Board was
satisfied with such comparative fees and expenses.
Franklin Small Cap Value Fund. The Fund’s contractual
management fee rate was in the least expensive quintile of
its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was
satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc., from its overall
U.S. fund business, as well as profitability to the Fund’s
investment manager and its affiliates, from providing
investment management and other services to the Fund
during the 12-month period ended September 30, 2020,
the most recent fiscal year-end of Franklin Resources, Inc.
The trustees reviewed the basis on which such reports are
prepared and the cost allocation methodology utilized in
the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing
different results. In this respect, the Board noted that the reasonableness of the cost allocation methodologies was
reviewed by independent accountants on an every other
year basis.
The independent trustees met with management to discuss
the Profitability Study. This included, among other things,
a comparison of investment management income with
investment management expenses of the Fund; comparison
of underwriting revenues and expenses; the relative
relationship of investment management and underwriting
expenses; shareholder servicing profitability; economies
of scale; and the relative contribution of the Fund to the
profitability of the investment manager and its parent.
In discussing the Profitability Study with the Board, the
investment manager stated its belief that the costs incurred in establishing the infrastructure necessary to operate
the type of mutual fund operations conducted by it and its
affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability.
The Board also took into account management’s
expenditures in improving shareholder services provided to
the Fund, as well as the need to meet additional regulatory
and compliance requirements. The trustees also considered
the extent to which the investment manager may derive
ancillary benefits from Fund operations, including those
derived from economies of scale, discussed below, the
allocation of Fund brokerage and the use of commission
dollars to pay for research and other similar services.
Based upon their consideration of all these factors, the
trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

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ECONOMIES OF SCALE. The Board considered economies
of scale realized by the investment manager and its affiliates as the Fund grows larger and the extent to which they are
shared with Fund shareholders, as for example, in the level
of the investment management fee charged, in the quality
and efficiency of services rendered and in increased capital commitments benefiting the Fund directly or indirectly.
While recognizing that any precise determination is
inherently subjective, the trustees noted that, based upon
the Profitability Study, as some funds increase in size, at
some point economies of scale may result in the investment
manager realizing a larger profit margin on investment
management services provided to such a fund. With
respect to all Funds other than the Franklin MicroCap Value
Fund, the trustees also noted that benefits of economies
of scale will be shared with Fund shareholders due to the
decline in the effective investment management fee rate as
breakpoints are achieved by the Fund.
With respect to the Franklin MicroCap Value Fund, the fee
structure under the investment management agreement
for the Fund provides a flat fee of 0.75% at all asset levels.
It was noted the Fund primarily invests in domestic and
foreign securities with a market capitalization of less than
$500 million that are believed to be undervalued at the time of purchase. Management stated its belief that such limited
investment options curtail the potential size of the Fund,
thus preventing the type of economies of scale that might
benefit other funds from increases in size and also pointed
out that the Fund, whose asset size was approximately
$210 million as of March 31, 2021, had been closed to new
investors, with limited exceptions, since January 14, 2004,
and reopened to new investors effective September 19,
2019. Management also expressed its view that this fee
was relatively low for this type of a fund and pointed out the favorable comparison of fees and expenses within its Lipper
expense group. The independent trustees acknowledged
that management’s explanation provided a reasonable
basis for believing the existing fee rate under the investment management agreement was fair and that, in view of the
Fund’s current modest size, management was not benefiting
from any meaningful economies of scale in its management
of the Fund, but would continue to monitor such matters.
With respect to all of the other Funds, the trustees noted
that breakpoints had been instituted as part of the Fund’s
investment management fee and that the Board regularly
evaluates whether additional breakpoints are appropriate.
The trustees assessed the savings to shareholders resulting
from such breakpoints and believed they were, and continue
to be, appropriate and they agreed to continue to monitor
the appropriateness of the breakpoints. The trustees
also considered the effects an increase in assets under
management would have on the investment management
fee and expense ratio of the Fund. To the extent further
economies of scale may be realized by the investment
manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with the
Fund and its shareholders.
Liquidity Risk Management Program–
Funds no HLIM
Each Fund has adopted and implemented a written Liquidity
Risk Management Program (the “LRMP”) as required by
Rule 22e-4 under the Investment Company Act of 1940
(the “Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for FT products and
portfolios. The ILC includes representatives from Franklin
Templeton’s Risk, Trading, Global Compliance, Investment
Compliance, Investment Operations, Valuation Committee,
Product Management and Global Product Strategy.

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In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.
At meetings of the Funds’ Board of Trustees held in May
2021, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2020. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust files a complete statement of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund’s financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

FVIT A 12/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin Value Investors Trust
Investment Manager Distributor Shareholder Services
Franklin Mutual Advisers,
LLC
Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services
.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $85,366 for the fiscal year ended October 31, 2021 and $88,366 for the fiscal year ended October 31, 2020.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
(a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning were $188 for the fiscal year ended October 31, 2021 and $147 for the fiscal year ended October 31, 2020. The services for which these fees were paid included identifying passive foreign investment companies to manage exposure to tax liabilities.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended October 31, 2021 and $91,000 for the fiscal year ended October 31, 2020.  The services for which these fees were paid included technical tax consultation for withholding tax report to foreign governments, application of local country tax laws and tax advice and India tax compliance services.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.
(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:
      (i)   pre-approval of all audit and audit related services;
      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;
      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and
      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $188 for the fiscal year ended October 31, 2021 and $91,147 for the fiscal year ended October 31, 2020.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee
 of Listed Registrants. N/A

Item 6.  Schedule of Investments. N/A

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.  Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.           N/A

Item 13. Exhibits.

(a) (1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and Ryan R. Wheeler, Interim Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
      Matthew T. Hinkle
      Chief Executive Officer – Finance and Administration
Date December 23, 2021

By S\Ryan R. Wheeler________________________
     Ryan R. Wheeler
     Interim Chief Financial Officer, Chief Accounting Officer and Treasurer
Date December 23, 2021